UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

101 California Street, 16th Floor

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

John A. Blaisdell, President

Forward Funds

101 California Street, 16th Floor

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investments of the following series of the registrant are included herewith: Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Frontier Strategy Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Opportunity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Total MarketPlus Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Builder Fund and Forward Multi-Strategy Fund.

Consolidated Portfolio of Investments (Note 1)

Forward Commodity Long/Short Strategy Fund

September 30, 2015 (Unaudited)

Principal Amount		Value (Note 1)
Agency Pass-Through Securities: 14.08%
Federal Home Loan Mortgage Corporation (FHLMC): 1.73%
	FHLMC
$ 193,000	0.415%, 09/01/37(a)	$197,607
212,693	0.415%, 09/01/37(a)	217,741
3,504	1.937%, 12/01/30(a)	3,649
8,654	2.125%, 01/01/23(a)	9,227
1,429	2.189%, 01/01/26(a)	1,514
226	2.310%, 03/01/17(a)	226
6,991	2.343%, 06/01/36(a)	7,409
60,592	2.496%, 10/01/30(a)	62,971
33,056	2.519%, 08/01/36(a)	35,196
4,218	3.129%, 11/01/19(a)	4,263
62,270	6.045%, 10/01/37(a)	64,822
		604,625
Federal National Mortgage Association (FNMA): 12.35%
	FNMA
4,591	1.017%, 01/01/21(a)	4,658
23,279	1.368%, 10/01/44(a)	23,884
156,113	1.375%, 01/01/21(a)	160,735
1,515	1.511%, 09/01/33(a)	1,585
75,273	1.568%, 06/01/40(a)	78,750
19,687	1.568%, 10/01/40(a)	20,262
18,453	1.572%, 06/01/40(a)	19,276
2,018	1.596%, 11/01/33(a)	2,121
6,087	1.610%, 03/01/28(a)	6,318
4,746	1.621%, 11/01/33(a)	4,955
288,412	1.688%, 07/01/34(a)	306,803
131,468	1.784%, 03/01/34(a)	138,049
7,396	1.847%, 12/01/24(a)	7,694
41,336	1.850%, 10/01/32(a)	43,795
298	1.871%, 01/01/17(a)	299
86,284	1.885%, 02/01/33(a)	90,443
6,003	1.910%, 03/01/35(a)	6,316
8,564	1.920%, 04/01/33(a)	8,993
89,383	1.925%, 05/01/33(a)	93,834
189	1.930%, 10/01/16(a)	191
130	1.930%, 07/01/17(a)	133
13,188	1.930%, 05/01/19(a)	13,426
37,370	1.930%, 08/01/33(a)	39,343
76,140	1.937%, 06/01/32(a)	78,055
17,831	1.964%, 07/01/34(a)	19,051
2,118	1.978%, 04/01/18(a)	2,215
13,036	1.980%, 08/01/35(a)	13,753
145,180	1.990%, 05/01/34(a)	152,605
79,677	2.019%, 03/01/37(a)	83,402
364,645	2.085%, 01/01/35(a)	385,014

3,565	2.089%, 08/01/29(a)	3,764
20,265	2.097%, 01/01/36(a)	21,308
15,011	2.125%, 06/01/19(a)	15,612
8,229	2.130%, 04/01/23(a)	8,566
24,202	2.146%, 11/01/35(a)	25,467
173,307	2.148%, 03/01/34(a)	183,838
182,250	2.151%, 11/01/35(a)	191,807
216,310	2.153%, 11/01/35(a)	226,973
35,895	2.163%, 11/01/17(a)	36,461
26,851	2.165%, 08/01/33(a)	28,063
53,484	2.166%, 11/01/35(a)	56,177
140,786	2.186%, 07/01/33(a)	149,797
4,496	2.206%, 04/01/18(a)	4,670
24,691	2.206%, 11/01/35(a)	26,337
23,245	2.209%, 01/01/33(a)	24,774
23,788	2.218%, 02/01/25(a)	25,280
14,595	2.264%, 12/01/26(a)	15,273
1,023	2.289%, 07/01/25(a)	1,069
435,151	2.296%, 12/01/39(a)	460,311
34,819	2.324%, 07/01/36(a)	36,821
11,686	2.327%, 08/01/36(a)	12,409
17,105	2.330%, 12/01/29(a)	17,846
26,220	2.340%, 02/01/34(a)	27,291
7,476	2.364%, 08/01/36(a)	7,990
31,533	2.366%, 01/01/33(a)	32,653
6,650	2.368%, 06/01/32(a)	7,031
650	2.375%, 03/01/30(a)	688
380,069	2.379%, 09/01/31(a)	404,572
13,859	2.394%, 09/01/33(a)	14,479
10,747	2.409%, 01/01/21(a)	11,409
17,047	2.414%, 11/01/29(a)	18,127
1,725	2.432%, 05/01/33(a)	1,826
32,061	2.441%, 04/01/37(a)	34,016
2,617	2.450%, 01/01/19(a)	2,631
8,178	2.460%, 04/01/36(a)	8,744
20,556	2.474%, 08/01/25(a)	21,947
17,704	2.496%, 08/01/34(a)	18,425
5,997	2.553%, 09/01/33(a)	6,357
4,703	2.567%, 07/01/28(a)	4,925
44,032	2.589%, 11/01/29(a)	46,543
34,250	2.610%, 02/01/26(a)	35,906
55,884	2.626%, 05/01/34(a)	59,130
29,312	2.656%, 09/01/30(a)	31,182
40,339	2.963%, 11/01/36(a)	42,424
8	3.080%, 05/01/18(a)	8
3,208	3.180%, 03/01/25(a)	3,240
734	3.537%, 08/01/26(a)	775
4,796	3.672%, 07/01/17(a)	4,949
71,814	3.945%, 05/01/36(a)	75,455
2,777	4.563%, 04/01/29(a)	2,863
233	4.672%, 12/01/26(a)	246
3,407	4.863%, 03/01/27(a)	3,474
45	6.500%, 07/01/17	45
5,969	6.750%, 12/01/16(a)	5,968
753	7.365%, 08/01/20(a)	755
		4,314,655
	Total Agency Pass-Through Securities (Cost $4,820,875)	4,919,280

Asset-Backed Securities: 3.17%
	American Express Credit Account Master Trust, Series 2014-2, Class A
250,000	1.260%, 01/15/20	251,031
	Cabela’s Master Credit Card Trust, Series 2013-2A, Class A2
250,000	0.857%, 08/16/21(a)(b)	250,548
	Nissan Auto Receivables 2013-B Owner Trust, Series 2013-B, Class A3
304,107	0.840%, 11/15/17	304,227
	Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A4
300,000	1.450%, 09/21/20	300,773
	Total Asset-Backed Securities (Cost $1,104,015)	1,106,579
Collateralized Mortgage Obligations: 1.87%
	Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR
226,464	5.810%, 05/14/17(a)(b)	237,291
	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 1A1
162,322	5.500%, 09/25/33	168,466
	JP Morgan Mortgage Trust, Series 2004-A5, Class 2A1
245,906	2.397%, 12/25/34(a)	247,246
	Total Collateralized Mortgage Obligations (Cost $650,503)	653,003
Corporate Bonds: 13.42%
Consumer Cyclical: 2.14%
	Daimler Finance North America Llc, Sr. Unsec. Notes
750,000	1.160%, 08/01/18(a)(b)	747,584
Consumer Noncyclical: 1.47%
	Bottling Group Llc, Sr. Unsec. Notes
500,000	5.500%, 04/01/16	512,361
Financials: 6.90%
	Macquarie Group, Ltd., Sr. Unsec. Notes
382,000	1.297%, 01/31/17(a)(b)	383,852
	National City Bank, Sub. Notes
1,554,000	0.702%, 06/07/17(a)	1,545,829
	Skyway Concession Co., Llc, Sec. Notes
500,000	0.607%, 06/30/17(a)(b)	478,750
		2,408,431

Information Technology: 2.91%
	Altera Corp., Sr. Unsec. Notes
1,000,000	2.500%, 11/15/18	1,018,205
	Total Corporate Bonds (Cost $4,691,349)	4,686,581
Municipal Bonds: 15.00%
	Arizona State Power Authority Power Resources, Taxable Revenue Bonds, Hoover Prepayment Project
275,000	2.199%, 10/01/19	280,811
	City of Houston, Texas, Utility System, Taxable Revenue Bonds, First Lien, Series B
50,000	1.086%, 05/15/17	50,154
	City of Montgomery, Alabama, General Obligation Taxable Unlimited Warrants, Series B
500,000	1.070%, 04/01/16	500,420
	Colorado Housing & Finance Authority, Single Family Mortgage Revenue Bonds, Class I, Series A
710,000	1.473%, 05/01/18	718,740
475,000	1.623%, 11/01/18	481,949
	County of Milwaukee Wisconsin, General Obligation Taxable Unlimited Pension Refunding Bonds, Series B
250,000	1.282%, 12/01/16	253,058
	Minnesota State General Appropriation Fund, Taxable Revenue Bonds, Series B
600,000	1.053%, 06/01/17	602,196
	New Jersey Building Authority, Taxable Refinancing Revenue Bonds, Series B
250,000	1.233%, 06/15/16	250,355
	New York State Urban Development Corp., State Personal Income Taxable Revenue Bonds, Series F
500,000	1.650%, 03/15/18	507,255
	North Texas Tollway Authority, First Tier Variable Revenue Refunding Bonds, Series A
250,000	0.820%, 01/01/50(a)	249,998
	Pearland Independent School District, General Obligation Taxable Unlimited Refunding Bonds, Series B
300,000	3.000%, 02/15/17	307,752
	Rhode Island State Housing & Mortgage Finance Corp., Taxable Revenue Bonds, Series 64-T
430,000	2.080%, 10/01/17	434,936
	State of Connecticut, Special Tax Obligation Build America Revenue Bonds (Transportation Infrastructure Purposes - Direct Pay), Series B
400,000	4.376%, 11/01/21	445,604
	Texas State Department of Housing & Community Affairs, Taxable Revenue Bonds, Series A
155,000	2.800%, 03/01/36	156,848
	Total Municipal Bonds (Cost $5,182,876)	5,240,076

U.S. Treasury Bonds & Notes: 18.89%
	U.S. Treasury Notes
2,500,000	0.875%, 05/15/17	2,512,923
1,500,000	1.000%, 08/15/18	1,504,198
2,500,000	2.375%, 07/31/17	2,581,135
	Total U.S. Treasury Bonds & Notes (Cost $6,577,808)	6,598,256
	Total Investments: 66.43% (Cost $23,027,426)	23,203,775
	Net Other Assets and Liabilities: 33.57%	11,724,108	(c)
	Net Assets: 100.00%	$34,927,883

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2015.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,098,025, representing 6.01% of net assets.
(c)	Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts

		Fund		Fund		Termination	Notional	Net Unrealized
Counter Party	Reference Entry/Obligation	(Pays)/Receives		(Pays)/Receives		Date	Amount	Loss
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15 - Total Return	(105 Bps	)	Total Return		10/06/15	$36,495,590	$(277,562)
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15 - Total Return	105 Bps		(Total Return	)	10/06/15	(1,000,000)	(10,184)
Total of Total Return Swap Contracts							$35,495,590	$(287,746)

Investment Abbreviations:

Bps—Basis Points

Sec.—Secured

Sr.—Senior

Sub.—Subordinated

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Credit Analysis Long/Short Fund

September 30, 2015 (Unaudited)

Principal Amount		Value (Note 1)
Corporate Bonds: 1.03%
Consumer Noncyclical: 1.03%
	The Toledo Hospital, Sr. Unsec. Notes
$ 1,000,000	4.982%, 11/15/45	$1,017,778
	Total Corporate Bonds (Cost $1,000,000)	1,017,778
Municipal Bonds: 84.92%
Alabama: 2.00%
	County of Jefferson, Alabama Sewer Convertible Revenue Warrants (Capital Appreciation), Sub-Lien, Series F
3,000,000	7.900%, 10/01/50(a)	1,973,430
Arizona: 4.51%
	Salt Verde, Arizona, Financial Corp., Senior Gas Revenue Bonds
4,000,000	5.000%, 12/01/37	4,439,880
California: 5.59%
	Long Beach, California Bond Finance Authority, Revenue Bonds, Series A
1,000,000	5.000%, 11/15/15	1,004,790
	Stockton Public Financing Authority, Revenue Bonds (Delta Water Supply Project), Series A
1,000,000	6.125%, 10/01/35	1,206,320
2,750,000	6.250%, 10/01/40	3,298,515
		5,509,625
Georgia: 2.25%
	Main Street Natural Gas, Inc., Gas Authority Revenue Bonds, Series A
1,000,000	5.000%, 03/15/19	1,112,420
	Savannah College of Art & Design Projects, Revenue Bonds (Private Colleges & Universities Authority)
1,000,000	5.000%, 04/01/33	1,100,080
		2,212,500

Hawaii: 1.34%
	Honolulu City & County Board of Water Supply & Water Systems, Revenue Bonds, Series A
1,100,000	5.000%, 07/01/27	1,320,374
Illinois: 7.05%
	City of Chicago, Illinois General Obligation Bond, Series 2002B
2,000,000	5.500%, 01/01/34	1,999,820
	City of Chicago, Illinois General Obligation Bond, Series B
1,000,000	7.375%, 01/01/33	1,024,030
	City of Chicago, Illinois General Obligation Bond, Series E
1,715,000	6.050%, 01/01/29	1,644,051
	Illinois State Highway Toll Authority Revenue Bonds, Series A
2,000,000	5.000%, 01/01/32	2,281,120
		6,949,021
Iowa: 4.85%
	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series A
4,785,000	6.500%, 06/01/23	4,784,569
Michigan: 1.05%
	Michigan State Finance Authority Revenue Bonds, Series F1
1,000,000	4.500%, 10/01/29	1,035,140
New Jersey: 4.71%
	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A
3,750,000	5.000%, 06/01/41	2,954,475
	South Jersey Transportation Authority Llc, Revenue Bonds (Build America Taxable Bonds), Series A-5
1,500,000	7.000%, 11/01/38	1,689,975
		4,644,450
New York: 33.71%
	Liberty, New York, Development Corp., Revenue Bonds (Goldman Sachs Headquarters, Llc)
2,000,000	5.250%, 10/01/35	2,366,240
	New York City, Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. - JFK International Airport), VRDN
5,000,000	7.750%, 08/01/31(b)	5,280,550
6,000,000	8.000%, 08/01/28(b)	6,363,720
	New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds, Subseries B-1
3,000,000	5.000%, 08/01/31	3,477,060
5,000,000	5.000%, 08/01/39	5,649,850

	New York Liberty Development Corp., Refunding Revenue Bonds (World Trade Center Project), Class 1-3
3,000,000	5.000%, 11/15/44(c)	3,032,670
	New York Metropolitan Transportation Authority Revenue Bonds, Series C-1
3,590,000	5.000%, 11/15/31	4,140,993
	New York State Dormitory Authority, General Purpose Refunding Revenue Bonds (Personal Income Tax Revenue), Series A
2,500,000	5.000%, 12/15/30	2,910,900
		33,221,983
Ohio: 6.10%
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset-Backed Sr. Turbo), Series A-2
2,000,000	5.125%, 06/01/24	1,715,040
4,790,000	6.500%, 06/01/47	4,291,840
		6,006,880
Pennsylvania: 2.11%
	Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series A
2,000,000	6.400%, 12/01/38	2,083,200
Rhode Island: 1.29%
	Rhode Island Tobacco Settlement Financing Corp., Revenue Bonds, Series A
1,245,000	5.000%, 06/01/40	1,267,833
Texas: 6.03%
	North Texas Tollway Authority Revenue Bonds, Series B
1,000,000	5.000%, 01/01/40	1,089,130
1,000,000	5.000%, 01/01/45	1,095,150
	Texas State Public Finance Authority, Taxable Revenue Bonds (Texas Windstorm Insurance Association)
3,750,000	8.250%, 07/01/24	3,753,563
		5,937,843
Washington: 2.33%
	Energy Northwest WA, Revenue Bonds (Bonneville Power Administration), Series C
1,000,000	5.000%, 07/01/31	1,179,100
	Port of Seattle, Washington, Revenue Bonds, Series A
1,000,000	5.000%, 04/01/40	1,117,280
		2,296,380
	Total Municipal Bonds (Cost $82,233,355)	83,683,108

U.S. Treasury Bonds & Notes: 7.00%
	U.S. Treasury Notes
3,800,000	0.375%, 01/31/16	3,803,861
100,000	0.375%, 02/15/16	100,103
	U.S. Treasury Notes, Floating Rate Note
3,000,000	0.092%, 07/31/17(b)	2,997,189
	Total U.S. Treasury Bonds & Notes (Cost $6,903,103)	6,901,153
Par Value
Short-Term Securities: 4.26%
	U.S. Treasury Bills, Discount Notes
4,100,000	0.156%, due 02/04/16(d)	4,099,767
100,000	0.210%, due 02/18/16(d)	99,992
	Total Short-Term Securities (Cost $4,197,708)	4,199,759
	Total Investments: 97.21% (Cost $94,334,166)	95,801,798
	Net Other Assets and Liabilities: 2.79%	2,746,910	(e)
	Net Assets: 100.00%	$98,548,708

Percentages are stated as a percent of net assets.

(a)	Represents a step-up bond. Rate disclosed is as of September 30, 2015.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2015.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,032,670, representing 3.08% of net assets.
(d)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(e)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
U. S. Treasury Long Bond Futures	Short	(52)	12/22/15	$(8,181,878)	$(139,662)
Total Futures Contracts				$(8,181,878)	$(139,662)

Investment Abbreviations:

Sr.—Senior

VRDN—Variable Rate Demand Notes

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Dynamic Income Fund

September 30, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 52.66%
Consumer Discretionary: 9.64%
3,500	Home Depot, Inc.	$404,215
4,000	Kohl’s Corp.	185,240
1,800	McDonald’s Corp.	177,354
10,000	Starwood Hotels & Resorts Worldwide, Inc.	664,800
5,700	Target Corp.	448,362
3,000	Walt Disney Co.	306,600
		2,186,571
Consumer Staples: 18.02%
4,575	Clorox Co.	528,550
10,000	Coca-Cola Co.	401,200
3,450	Costco Wholesale Corp.	498,766
4,550	CVS Health Corp.	438,984
6,600	Dr. Pepper Snapple Group, Inc.	521,730
7,000	Kellogg Co.	465,850
9,000	Kroger Co.	324,630
6,650	Procter & Gamble Co.	478,401
3,500	Sanderson Farms, Inc.	239,995
2,300	Walgreens Boots Alliance, Inc.	191,130
		4,089,236
Financials: 19.87%
12,800	Alexander & Baldwin, Inc.	439,424
59,000	Bluerock Residential Growth REIT, Inc.	706,820
35,700	Franklin Street Properties Corp.	383,775
6,225	Macerich Co., REIT	478,204
68,650	New York REIT, Inc.	690,619
20,000	NorthStar Realty Finance Corp.	247,000
5,000	Senior Housing Properties Trust, REIT	81,000
20,000	United Development Funding IV, REIT	352,000
46,500	Winthrop Realty Trust, REIT	667,740
25,886	Wuestenrot & Wuerttembergische AG	462,656
		4,509,238
Industrials: 0.97%
1,232,500	ASR Logistics Holdings, Ltd.	117,686
500	Lockheed Martin Corp.	103,655
		221,341
Telecommunication Services: 4.16%
15,000	AT&T, Inc.	488,700
10,450	Verizon Communications, Inc.	454,680
		943,380
	Total Common Stocks (Cost $12,169,256)	11,949,766
Exchange-Traded Funds: 0.93%
4,000	ProShares® UltraShort Real Estate(a)	210,720

	Total Exchange-Traded Funds (Cost $200,817)	210,720
Limited Partnerships: 2.68%
Energy: 2.68%
25,000	Calumet Specialty Products Partners LP	607,000
	Total Limited Partnerships (Cost $553,551)	607,000
Preferred Stocks: 10.29%
Financials: 8.75%
	Cedar Realty Trust, Inc.
21,500	Series B, 7.250%	519,440
	Highwoods Properties, Inc.
169	Series A, 8.625%	206,275
	iStar Financial, Inc.
5,530	Series D, 8.000%	132,997
	Prologis, Inc.
1,250	Series Q, 8.540%	80,775
	RBS Capital Funding Trust V
10,000	Series E, 5.900%	243,700
	RBS Capital Funding Trust VII
18,007	Series G, 6.080%	440,271
	State Street Corp.
10,000	6.000%	252,500
	WP GLIMCHER, Inc.
4,400	Series I, 6.875%	109,384
		1,985,342
Telecommunication Services: 1.54%
	United States Cellular Corp.
10,000	7.250%	253,000
	Verizon Communications, Inc.
3,700	5.900%	96,200
		349,200
	Total Preferred Stocks (Cost $2,326,453)	2,334,542
	Total Investments: 66.56% (Cost $15,250,077)	15,102,028
	Net Other Assets and Liabilities: 33.44%	7,588,978	(b)
	Net Assets: 100.00%	$22,691,006

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Includes cash which is being held as collateral for potential transactions in futures contracts.

Investment Abbreviations:

REIT—Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward EM Corporate Debt Fund

September 30, 2015 (Unaudited)

Principal Amount		Currency	Value (Note 1)
Foreign Government Obligations: 4.89%
Brazil: 0.66%
	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsec. Notes
1,750,000	3.375%, 09/26/16(a)(b)	USD	$1,743,438
Indonesia: 0.78%
	Indonesia Government International Bond, Sr. Unsec. Notes
2,000,000	3.375%, 07/30/25(a)	EUR	2,067,129
Ivory Coast: 1.28%
	Ivory Coast Government International Bond, Sr. Unsec. Notes
3,900,000	5.750%, 12/31/32(c)(d)	USD	3,414,629
South Korea: 1.03%
	Export-Import Bank of Korea, Sr. Unsec. Notes
2,800,000	2.875%, 01/21/25	USD	2,739,388
Suprainternational: 1.14%
	Africa Finance Corp., Sr. Unsec. Notes
3,000,000	4.375%, 04/29/20(a)	USD	3,023,250
	Total Foreign Government Obligations (Cost $13,429,401)		12,987,834
Asset-Backed Securities: 2.88%
China: 2.88%
	Sealane Trade Finance, Series 2015-1, Class A
7,500,000	9.281%, 12/25/18(e)(f)	USD	7,563,450
	Start CLO, Ltd., Series 2011-7A, Class A
64,740	2.332%, 06/09/16(a)(e)(f)	USD	60,597
	Start CLO, Ltd., Series 2011-7X, Class A
22,747	2.332%, 06/09/16(e)(f)	USD	21,291
			7,645,338
	Total Asset-Backed Securities (Cost $7,696,328)		7,645,338

Contingent Convertible Securities: 0.70%
Turkey: 0.70%
	Turkiye Vakiflar Bankasi, Sub. Notes
2,000,000	6.875%, 02/03/25(a)(b)(e)	USD	1,857,500
	Total Contingent Convertible Securities (Cost $1,994,037)		1,857,500
Corporate Bonds: 84.59%
Argentina: 5.19%
	Cia de Transporte de Energia Electrica en Alta Tension Transener SA, Sr. Unsec. Notes
6,231,000	9.750%, 08/15/21(a)	USD	5,265,195
	MetroGas SA, Sr. Unsec. Notes, A-L
5,271,376	8.875%, 12/31/18(a)	USD	4,921,356
97,032	PIK Notes 8.875% (or 8.875% PIK), 12/31/18(a)(f)	USD	85,631
	Provincia de Buenos Aires, Sr. Unsec. Notes
3,724,371	9.950%, 06/09/21(a)	USD	3,528,842
			13,801,024
Azerbaijan: 1.08%
	International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., Sr. Unsec. Notes, Euro-Medium-Term Notes
2,000,000	7.750%, 09/26/18(b)	USD	1,955,000
	International Bank of Azerbaijan OJSC, Sr. Unsec. Notes
1,000,000	5.625%, 06/11/19(b)	USD	904,000
			2,859,000
Bangladesh: 1.88%
	Banglalink Digital Communications, Ltd., Sr. Unsec. Notes
5,000,000	8.625%, 05/06/19(a)	USD	5,000,000
Barbados: 1.11%
	Sagicor Finance 2015, Ltd., Sr. Unsec. Notes
2,750,000	8.875%, 08/11/22(a)	USD	2,935,625
Bolivia: 1.84%
	Trilogy International Partners Llc/Trilogy International Finance, Inc., First Lien Notes
4,930,000	10.250%, 08/15/16(a)	USD	4,899,188
Brazil: 5.17%
	BRF SA, Sr. Unsec. Notes
7,000,000	4.750%, 05/22/24(a)(b)	USD	6,650,000
	Gol LuxCo SA, Sr. Unsec. Notes
4,000,000	8.875%, 01/24/22(c)	USD	2,480,000

	Odebrecht Finance, Ltd., Sr. Unsec. Notes
8,700,000	5.250%, 06/27/29(a)(b)	USD	4,611,000
			13,741,000
Chile: 3.87%
	Inversiones Alsacia SA, First Lien Notes
10,698,710	8.000%, 12/31/18(a)(f)	USD	5,616,822
	Latam Airlines 2015-1 Pass Through Trust A, Sec. Notes
3,000,000	4.200%, 11/15/27(a)	USD	2,895,000
	Transelec SA, Sr. Unsec. Notes
1,800,000	4.250%, 01/14/25(a)(b)	USD	1,780,211
			10,292,033
China: 7.40%
	Baidu, Inc., Sr. Unsec. Notes
2,800,000	2.750%, 06/09/19	USD	2,783,819
	Export-Import Bank of China via Avi Funding Co., Ltd., Sr. Unsec. Notes
4,000,000	2.850%, 09/16/20(a)(b)	USD	3,982,304
	Sinopec Group Overseas Development 2014, Ltd., Sr. Unsec. Notes
2,000,000	4.375%, 04/10/24(a)	USD	2,086,686
	State Grid Overseas Investment 2013, Ltd., Sr. Unsec. Notes
6,800,000	3.125%, 05/22/23(a)(b)	USD	6,699,523
	Tencent Holdings, Ltd., Sr. Unsec. Notes
4,000,000	3.375%, 03/05/18(a)	USD	4,099,644
			19,651,976
Colombia: 6.31%
	Avianca Holdings SA, Sr. Unsec. Notes
5,655,000	8.375%, 05/10/20(a)(b)	USD	4,806,750
	Bancolombia SA, Sub. Notes
4,000,000	5.125%, 09/11/22	USD	3,800,000
	Colombia Telecomunicaciones SA ESP, Sr. Unsec. Notes
5,273,000	5.375%, 09/27/22(a)(b)	USD	4,677,151
	Pacific Rubiales Energy Corp., Sr. Unsec. Notes
1,865,000	7.250%, 12/12/21(b)(c)	USD	680,725
	SUAM Finance BV, Sr. Unsec. Notes
2,800,000	4.875%, 04/17/24(a)	USD	2,807,000
			16,771,626
Costa Rica: 1.12%
	Banco Nacional de Costa Rica, Sr. Unsec. Notes
3,000,000	4.875%, 11/01/18(a)(b)	USD	2,977,500
Guatemala: 1.25%
	Bantrab Senior Trust, Sr. Unsec. Notes
3,250,000	9.000%, 11/14/20(a)(b)	USD	3,306,875

Hong Kong: 1.17%
	Hutchison Whampoa International 14, Ltd., Unsec. Notes
1,200,000	3.625%, 10/31/24(a)(b)	USD	1,187,120
	MIE Holdings Corp., Sr. Unsec. Notes
4,050,000	7.500%, 04/25/19(a)	USD	1,923,750
			3,110,870
India: 2.54%
	Bharti Airtel International Netherlands BV, Sr. Unsec. Notes
2,800,000	5.350%, 05/20/24(b)(c)	USD	3,007,906
	Reliance Industries, Ltd., Sr. Unsec. Notes
2,750,000	4.875%, 02/10/45(a)	USD	2,524,043
	Rolta Americas Llc, Sr. Unsec. Notes
2,800,000	8.875%, 07/24/19(a)	USD	1,218,000
			6,749,949
Kazakhstan: 1.42%
	Tristan Oil, Ltd., Sec. Notes
11,100,000	0.000%, 01/01/16(c)(f)(g)(h)	USD	3,776,220
Latvia: 1.07%
	Four Finance SA, Sr. Unsec. Notes
2,900,000	11.750%, 08/14/19(a)	USD	2,852,875
Mexico: 7.90%
	Axtel SAB de CV, First Lien Notes
4,055,000	9.000%, 01/31/20(c)(d)	USD	3,690,050
	BBVA Bancomer SA, Sub. Notes
3,000,000	6.750%, 09/30/22(a)(b)	USD	3,255,000
	Comision Federal de Electricidad, Sr. Unsec. Notes
750,000	4.875%, 01/15/24(a)(b)	USD	763,553
	El Puerto de Liverpool SAB de CV, Sr. Unsec. Notes
1,800,000	3.950%, 10/02/24(a)(b)	USD	1,759,500
	Grupo Bimbo SAB de CV, Sr. Unsec. Notes
3,000,000	3.875%, 06/27/24(a)	USD	2,913,720
	Grupo Posadas SAB CV, Sr. Unsec. Notes
5,000,000	7.875%, 06/30/22(a)	USD	4,525,000
	Latina Offshore, Ltd., First Lien Notes
4,469,724	8.875%, 07/03/18(a)	USD	4,089,797
			20,996,620
Nigeria: 3.05%
	FBN Finance Co., BV, Sub. Notes
5,000,000	8.000%, 07/23/21(a)(e)	USD	3,850,000
	Seven Energy, Ltd., Sec. Notes
6,497,000	10.250%, 10/11/21(a)	USD	4,255,535
			8,105,535
Norway: 0.67%
	Island Drilling Co. ASA, Second Lien Notes
4,200,000	9.500%, 04/03/18	USD	1,785,000

Peru: 1.11%
	SAN Miguel Industrias Pet SA, Sr. Unsec. Notes
2,870,000	7.750%, 11/06/20(a)(b)	USD	2,956,100
Qatar: 1.50%
	Ras Laffan Liquefied Natural Gas Co., Ltd. II, Sec. Notes
3,722,550	5.298%, 09/30/20(b)(c)	USD	3,996,150
Russia: 8.15%
	Alfa Bank OJSC Via Alfa Bond Issuance Plc, Sr. Unsec. Notes
2,500,000	7.750%, 04/28/21(b)(c)	USD	2,560,900
	Borets Finance, Ltd., Unsec. Notes
4,100,000	7.625%, 09/26/18(a)	USD	3,352,078
	EDC Finance, Ltd., Sr. Unsec. Notes
2,300,000	4.875%, 04/17/20(a)	USD	1,966,500
	Evraz Group SA, Sr. Unsec. Notes
4,500,000	6.500%, 04/22/20(c)	USD	4,226,490
	Far East Capital, Ltd., SA, Sec. Notes
750,000	8.000%, 05/02/18(c)	USD	449,625
	Far Eastern Shipping Co., Sec. Notes
3,582,000	8.750%, 05/02/20(a)	USD	2,120,723
	Federal Grid Co., OJSC via Federal Grid Finance, Ltd., Unsec. Notes, Euro-Medium-Term Notes
80,500,000	8.446%, 03/13/19	RUB	1,095,431
	RusHydro Finance, Ltd., Sec. Notes, Euro-Medium-Term Notes
47,000,000	7.875%, 10/28/15	RUB	717,734
	Russian Agricultural Bank OJSC Via RSHB Capital SA, Sub. Notes
2,000,000	8.500%, 10/16/23(a)	USD	1,797,300
	Sberbank of Russia Via SB Capital SA, Sub. Notes
3,650,000	5.125%, 10/29/22(b)(c)	USD	3,370,629
			21,657,410
Singapore: 2.01%
	Neptuno Finance, Ltd., First Lien Notes
5,800,000	9.750%, 11/07/19(a)	USD	5,336,000
South Korea: 7.75%
	Doosan Infracore Co., Ltd., Sr. Unsec. Notes
5,750,000	3.250%, 10/05/42(b)(d)	USD	5,785,000
	Korea Development Bank, Sr. Unsec. Notes
4,290,000	2.250%, 08/07/17(b)	USD	4,344,505
	Korea East-West Power Co., Ltd., Sr. Unsec. Notes
1,500,000	2.500%, 07/16/17(a)(b)	USD	1,519,440
	Korea Exchange Bank, Sr. Unsec. Notes
5,000,000	2.500%, 06/12/19(a)	USD	5,033,800
	Korea Gas Corp., Sr. Unsec. Notes
1,800,000	3.875%, 02/12/24(a)(b)	USD	1,900,798
	Korea Resources Corp., Sr. Unsec. Notes
2,000,000	2.125%, 05/02/18(a)(b)	USD	2,005,412
			20,588,955

Turkey: 3.99%
	Anadolu Efes Biracilik Ve Malt Sanayii AS, Sr. Unsec. Notes
3,000,000	3.375%, 11/01/22(b)(c)	USD	2,501,250
	Turkish Airlines 2015-1 Class A Pass Through Trust, Sec. Notes
5,423,292	4.200%, 03/15/27(a)	USD	5,294,489
	Turkiye Is Bankasi AS, Sr. Unsec. Notes
1,500,000	5.000%, 04/30/20(a)(b)	USD	1,457,250
	Yasar Holdings AS, Sr. Unsec. Notes
1,300,000	8.875%, 05/06/20(a)	USD	1,335,750
			10,588,739
Ukraine: 1.16%
	Ukraine Railways via Shortline Plc, Sr. Unsec. Notes
4,000,000	9.500%, 05/21/18(c)	USD	3,071,840
United Arab Emirates: 1.23%
	Millennium Offshore Services Superholdings Llc, Sec. Notes
3,800,000	9.500%, 02/15/18(a)(b)	USD	3,278,325
United Kingdom: 0.30%
	Standard Chartered Plc, Sr. Unsec. Notes
800,000	1.700%, 04/17/18(a)(b)	USD	795,019
Venezuela: 2.29%
	Petroleos de Venezuela SA, Unsec. Notes
7,300,000	6.000%, 05/16/24(c)	USD	2,394,400
	PSOS Finance, Ltd., First Lien Notes
3,601,000	11.750%, 04/23/18(a)(f)	USD	3,276,910
	Sidetur Finance BV, Sr. Unsec. Notes
3,245,000	10.000%, 04/20/16(c)(f)(h)	USD	412,115
			6,083,425
Vietnam: 1.06%
	Golden Close Maritime Corp., Ltd., Sec. Notes
3,800,000	9.000%, 10/24/19(a)	USD	2,812,000
	Total Corporate Bonds (Cost $258,584,615)		224,776,879
	Total Investments: 93.06% (Cost $281,704,381)		247,267,551
	Net Other Assets and Liabilities: 6.94%		18,434,734
	Net Assets: 100.00%		$265,702,285

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $173,740,004, representing 65.39% of net assets.
(b)	Security, or portion of security, is being held as collateral for the line of credit. At period end, the aggregate market value of those securities was $77,308,285, representing 29.10% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate market value of those securities was $40,032,929, representing 15.07% of net assets.
(d)	Represents a step-up bond. Rate disclosed is as of September 30, 2015.
(e)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2015.
(f)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(g)	Represents a zero coupon bond.
(h)	Security in default.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
04/25/13-07/21/15	Inversiones Alsacia SA, First Lien Notes
	8.000%, 12/31/18(a)(f)	$8,698,209	$5,616,822	2.11%
03/19/14-07/10/15	MetroGas SA, Sr. Unsec. Notes, A-L
	PIK Notes 8.875% (or 8.875% PIK), 12/31/18(a)(f)	86,952	85,631	0.03%
07/01/14-12/11/14	PSOS Finance, Ltd., First Lien Notes
	11.750%, 04/23/18(a)(f)	3,604,999	3,276,910	1.23%
08/04/15-08/19/15	Sealane Trade Finance, Series 2015-1, Class A
	9.281%, 12/25/18(e)(f)	7,608,840	7,563,450	2.85%
09/13/12-05/27/15	Sidetur Finance BV, Sr. Unsec. Notes
	10.000%, 04/20/16(c)(f)(h)	2,603,991	412,115	0.16%
12/06/11-09/10/14	Start CLO, Ltd., Series 2011-7A, Class A
	2.281%, 06/09/16(a)(e)(f)	64,740	60,597	0.02%
10/02/14	Start CLO, Ltd., Series 2011-7X, Class A
	2.332%, 06/09/16(e)(f)	22,747	21,291	0.01%
05/09/12-07/08/15	Tristan Oil, Ltd., Sec. Notes
	0.000%, 01/01/16(c)(f)(g)(h)	10,275,631	3,776,220	1.42%
		$32,966,109	$20,813,036	7.83%

Investment Abbreviations:

PIK—Payment in-kind

Sec.—Secured

Sr.—Senior

Sub.—Subordinated

Unsec.—Unsecured

Currency Abbreviations:

EUR—Euro

RUB—Russian Ruble

USD—U.S. Dollar

Portfolio of Investments (Note 1)

Forward Emerging Markets Fund

September 30, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 80.87%
Bangladesh: 0.09%
22,834	Beximco Pharmaceuticals, Ltd., GDR(a)	$7,340
Brazil: 2.91%
28,150	BM&F Bovespa SA—Bolsa de Valores Mercadoras e Futuros	78,106
20,500	Hypermarcas SA(b)	78,494
14,480	Transmissora Alianca de Energia Electria SA	69,724
		226,324
Cambodia: 1.74%
226,000	NagaCorp., Ltd.	135,308
Chile: 1.55%
60,000	Quinenco SA	120,684
China: 11.49%
382,000	Century Sage Scientific Holdings, Ltd.(a)	67,035
200,000	China Galaxy Securities Co., Ltd., Class H	140,386
204,000	China Machinery Engineering Corp., Class H	175,307
311,021	China Pioneer Pharma Holdings, Ltd.	134,039
10,000	China Yuchai International, Ltd.	123,700
168,000	Cosmo Lady China Holdings Co., Ltd.(a)(c)	177,754
170,000	Qingdao Port International Co., Ltd., Class H(a)(c)	76,335
		894,556
Czech Republic: 1.86%
4,100	Pegas Nonwovens SA	144,817
Egypt: 0.19%
9,466	Arabian Cement Co.(d)	14,483
Georgia: 1.93%
5,500	Bank of Georgia Holdings Plc	150,095
Greece: 1.81%
26,800	Plaisio Computers SA(d)	140,748
Hong Kong: 4.65%
113,000	China Gas Holdings, Ltd.	155,137
2,800	Guangdong Investment, Ltd., Unsponsored ADR	206,948
		362,085

Indonesia: 2.29%
151,400	AKR Corporindo Tbk PT	60,457
1,250,000	Arwana Citramulia Tbk PT	38,054
850,000	Kalbe Farma Tbk PT	79,778
		178,289
Malaysia: 3.96%
115,000	Globetronics Technology Bhd	163,510
150,000	Power Root Bhd	79,850
160,800	Silverlake Axis, Ltd.	64,973
		308,333
Mexico: 6.22%
110,000	Bolsa Mexicana de Valores SAB de CV	172,566
123,399	Gentera SAB de CV	201,615
60,525	PLA Administradora Industrial S de RL de CV	110,417
		484,598
Peru: 0.83%
80,080	Grana y Montero SAA	64,415
Philippines: 5.89%
413,030	8990 Holdings, Inc.	57,527
80,000	Concepcion Industrial Corp.	68,464
821,520	D&L Industries, Inc.	175,588
100,900	Robinsons Retail Holdings, Inc.	157,481
		459,060
Poland: 1.42%
10,000	Prime Car Management SA	110,259
Russia: 0.44%
93,700	HMS Hydraulic Machines and Systems Group Plc, GDR(a)(b)(d)	34,575
Singapore: 1.41%
96,000	OSIM International, Ltd.	109,624
South Korea: 3.39%
10,000	Mirae Asset Life Insurance Co., Ltd.(b)	50,451
9,609	Samjin Pharmaceutical Co., Ltd.	213,209
		263,660
Sri Lanka: 8.82%
226,608	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	210,891
190,924	Hatton National Bank Plc, Non-Voting Depository Receipt	236,594
1,791,963	Piramal Glass Ceylon Plc	81,165
710,002	Textured Jersey Lanka Plc	158,281
		686,931
Taiwan: 8.85%
31,620	FineTek Co., Ltd.	79,320
266,900	Formosan Rubber Group, Inc.	145,497

154,000	Kinik Co.	226,832
3,000	Voltronic Power Technology Corp.	38,904
152,000	Wah Lee Industrial Corp.	198,727
		689,280
Thailand: 4.53%
187,500	Bangkok Aviation Fuel Services Pcl	129,150
458,100	Jasmine International Pcl	70,681
119,000	RS Pcl	34,426
395,501	TTW Pcl	118,776
		353,033
Turkey: 2.37%
101,707	Anadolu Hayat Emeklilik AS	184,228
Ukraine: 0.75%
6,500	MHP SA, GDR(a)	58,500
United Kingdom: 1.48%
41,100	Stock Spirits Group Plc	115,333
	Total Common Stocks (Cost $7,291,530)	6,296,558
Loan Participation Notes: 6.77%
Bangladesh: 1.53%
126,500	Titas Gas Transmission & Distribution Co., Ltd., (Loan Participation Notes issued by Deutsche Bank AG, London), expiring 01/27/21	118,896
India: 3.54%
38,000	Engineers India, (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 01/20/16	110,660
39,500	Rural Electrification, Ltd. (Loan Participation Notes issues by Macquarie Bank, Ltd.), expiring 06/27/16	164,914
Pakistan: 1.70%
70,000	Habib Bank, Ltd. (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 07/20/16	132,449
	Total Loan Participation Notes (Cost $575,589)	526,919
Warrants: 0.10%
Thailand: 0.10%
224,559	Jasmine International Pcl, Warrants, Strike Price 4.30 THB (expiring 07/05/20)(b)	7,919
	Total Warrants (Cost $0)	7,919
	Total Investments: 87.74% (Cost $7,867,119)	6,831,396
	Net Other Assets and Liabilities: 12.26%	954,545	(e)
	Net Assets: 100.00%	$7,785,941

Percentages are stated as a percent of net assets.

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate market value of those securities was $421,539, representing 5.41% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $254,089, representing 3.26% of net assets.
(d)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(e)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
MSCI Emerging Markets E-Mini Futures	Long	23	12/21/15	$909,765	$(23,636)
Total Futures Contracts				$909,765	$(23,636)

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
05/14/14	Arabian Cement Co.(d)	$12,039	$14,483	0.19%
05/02/13-06/06/14	HMS Hydraulic Machines and Systems Group Plc, GDR(a)(b)(d)	265,071	34,575	0.44%
06/20/14-08/26/14	Plaisio Computers SA(d)	262,976	140,748	1.81%
		$540,086	$189,806	2.44%

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

Currency Abbreviations:

THB—Thai Baht

Portfolio of Investments (Note 1)

Forward Frontier Strategy Fund

September 30, 2015 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 1.79%
70,050	iShares® MSCI Frontier 100 Index Fund	$1,761,057
	Total Exchange-Traded Funds (Cost $1,841,746)	1,761,057

Principal Amount
Agency Pass-Through Securities: 18.77%
Federal Home Loan Bank (FHLB): 1.02%
	FHLB
$1,000,000	0.950%, 12/27/17	1,001,858
Federal Home Loan Mortgage Corporation (FHLMC): 0.44%
	FHLMC
219,186	1.194%, 05/25/43(a)	224,989
17,519	1.937%, 12/01/30(a)	18,248
28,485	2.018%, 08/01/17(a)	28,687
1,224	2.118%, 03/01/18(a)	1,252
43,280	2.496%, 10/01/30(a)	44,979
2,747	2.551%, 12/01/18(a)	2,794
112,390	4.433%, 11/01/19(a)	113,860
		434,809
Federal National Mortgage Association (FNMA): 16.29%
	FNMA
1,500,000	1.050%, 11/26/18	1,496,243
193,702	1.368%, 09/01/44(a)	198,784
83,139	1.368%, 10/01/44(a)	85,302
2,501	1.375%, 06/01/21(a)	2,520
2,000,000	1.500%, 10/23/19	1,997,506
76,476	1.568%, 06/01/40(a)	78,631
5,104	1.568%, 10/01/40(a)	5,253
2,000,000	1.710%, 01/15/20	2,000,554
47,591	1.762%, 08/01/34(a)	49,808
696,996	1.790%, 01/01/34(a)	730,568
107,557	1.790%, 06/01/34(a)	112,763
1,426,320	1.800%, 02/01/20	1,445,878
81,227	1.836%, 08/01/33(a)	86,127
4,095	1.847%, 12/01/24(a)	4,260
4,500,000	1.875%, 09/18/18	4,619,201
5,266	1.875%, 01/01/20(a)	5,438
20,839	1.930%, 08/01/33(a)	21,939

251,005	1.935%, 07/01/35(a)	262,931
6,233	1.937%, 05/01/18(a)	6,354
49,500	1.941%, 06/01/29(a)	51,838
6,246	2.011%, 11/01/18(a)	6,360
4,259	2.054%, 02/01/37(a)	4,510
17,661	2.063%, 10/01/34(a)	18,637
19,080	2.078%, 03/01/18(a)	19,670
33,071	2.094%, 05/01/36(a)	34,930
20,265	2.097%, 01/01/36(a)	21,308
8,229	2.130%, 04/01/23(a)	8,566
25,190	2.146%, 11/01/35(a)	26,506
82,404	2.153%, 11/01/35(a)	86,466
53,484	2.166%, 11/01/35(a)	56,177
542,077	2.185%, 03/01/36(a)	570,279
89,469	2.244%, 11/01/37(a)	94,756
8,575	2.288%, 08/01/30(a)	8,888
507,676	2.296%, 12/01/39(a)	537,030
37,386	2.326%, 10/01/33(a)	39,389
26,968	2.330%, 01/01/35(a)	28,786
55,681	2.368%, 08/01/24(a)	58,339
26,875	2.368%, 06/01/32(a)	28,416
83,487	2.402%, 10/01/34(a)	87,746
13,258	2.414%, 11/01/29(a)	14,099
79,426	2.429%, 07/01/35(a)	84,661
19,741	2.435%, 03/01/19(a)	19,820
53,967	2.440%, 06/01/34(a)	54,364
119,385	2.505%, 07/01/41(a)	126,731
8,473	2.553%, 09/01/33(a)	8,982
14,981	2.590%, 06/01/34(a)	15,852
353,531	2.929%, 08/01/35(a)	377,789
238,656	2.963%, 11/01/36(a)	250,987
17,413	3.245%, 08/01/18(a)	18,213
8,285	3.266%, 05/01/19(a)	8,622
40,000	4.680%, 09/01/19	44,431
		16,023,208
Government National Mortgage Association (GNMA): 1.02%
	GNMA
922,177	5.000%, 04/20/45	1,000,797
	Total Agency Pass-Through Securities (Cost $18,292,825)	18,460,672
Asset-Backed Securities: 3.57%
	American Express Credit Account Master Trust, Series 2014-2, Class A
250,000	1.260%, 01/15/20	251,031
	Cabela’s Master Credit Card Trust, Series 2013-2A, Class A2
250,000	0.857%, 08/16/21(a)(b)	250,548
	John Deere Owner Trust, Series 2014-B, Class A3
1,000,000	1.070%, 11/15/17	1,001,067
	Nissan Auto Receivables 2013-B Owner Trust, Series 2013-B, Class A3
304,107	0.840%, 11/15/17	304,227

	Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A4
1,200,000	1.450%, 09/21/20	1,203,092
	Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A2
500,000	1.400%, 07/22/19(b)	498,340
	Total Asset-Backed Securities (Cost $3,503,795)	3,508,305
Collateralized Mortgage Obligations: 10.74%
Collateralized Mortgage Obligations-Other: 2.76%
	Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR
905,855	5.810%, 05/14/17(a)(b)	949,163
	Credit Suisse Re-REMIC Mortgage Trust, Series 2010-RR1, Class 3A
1,086,982	5.741%, 05/10/17(a)(b)	1,125,263
	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A1
388,170	1.268%, 03/15/19	387,975
	JP Morgan Mortgage Trust, Series 2004-A5, Class 2A1
245,906	2.397%, 12/25/34(a)	247,247
		2,709,648
Federal Home Loan Mortgage Corporation (FHLMC): 4.17%
	FHLMC, REMICS
1,020,518	3.000%, 01/15/39	1,050,637
347,080	3.000%, 08/15/40	361,743
449,787	3.500%, 04/15/40	472,852
134,947	4.500%, 08/15/20	141,171
	FHLMC, STRIP
1,698,456	3.500%, 07/15/42	1,780,985
290,279	3.500%, 09/15/42	297,948
		4,105,336
Federal National Mortgage Association (FNMA): 0.65%
	FNMA, REMICS
592,885	4.500%, 10/25/39	639,102
Government National Mortgage Association (GNMA): 3.16%
	GNMA, REMICS
470,763	2.250%, 06/20/39	476,309
304,220	3.500%, 11/20/39	318,752
1,733,747	3.500%, 05/20/41	1,809,421
350,470	4.500%, 10/20/39	380,309
119,399	4.750%, 05/20/39	126,475
		3,111,266
	Total Collateralized Mortgage Obligations (Cost $10,491,341)	10,565,352

Corporate Bonds: 15.36%
Basic Materials: 1.03%
	Dow Chemical Co., Sr. Unsec. Notes
1,000,000	2.500%, 02/15/16	1,014,268
Consumer Cyclical: 0.76%
	Daimler Finance North America Llc, Sr. Unsec. Notes
750,000	1.160%, 08/01/18(a)(b)	747,583
Consumer Noncyclical: 0.10%
	Johns Hopkins Health System Corp., Sr. Unsec. Notes
100,000	1.424%, 05/15/18	100,347
Energy: 1.07%
	Dominion Resources, Inc., Sr. Unsec. Notes
345,000	1.950%, 08/15/16	347,411
	Schlumberger Norge AS, Sr. Unsec. Notes
512,000	1.950%, 09/14/16(b)	515,741
	TransCanada PipeLines, Ltd., Sr. Unsec. Notes
190,000	1.007%, 06/30/16(a)	189,937
		1,053,089
Financials: 5.37%
	American Express Credit Corp., Sr. Unsec. Notes
400,000	0.890%, 03/18/19(a)	398,634
	Branch Banking & Trust Co., Sub. Notes, Series BKNT
1,000,000	5.625%, 09/15/16	1,040,857
	Caterpillar Financial Services Corp., Sr. Unsec. Notes
500,000	2.050%, 08/01/16	505,766
	Macquarie Group, Ltd., Sr. Unsec. Notes
382,000	1.297%, 01/31/17(a)(b)	383,852
	Nationwide Mutual Insurance Co., Sub. Notes
1,495,000	2.627%, 12/15/24(a)(b)	1,465,295
	Pricoa Global Funding I, Sec. Notes
1,000,000	2.200%, 05/16/19(b)	1,007,678
	Skyway Concession Co., Llc, Sec. Notes
500,000	0.607%, 06/30/17(a)(b)	478,750
		5,280,832
Healthcare: 2.03%
	AmerisourceBergen Corp., Sr. Unsec. Notes
1,000,000	1.150%, 05/15/17	996,481
	Sanofi, Sr. Unsec. Notes
1,000,000	1.250%, 04/10/18	998,429
		1,994,910
Industrials: 0.81%
	Federal Express Corp. 1999 Pass Through Trust, Second Lien Notes, Series 991B
713,120	7.900%, 01/15/20	800,406

Technology: 2.14%
	Hewlett-Packard Co., Sr. Unsec. Notes
1,030,000	3.300%, 12/09/16	1,051,329
	Intuit, Inc., Sr. Unsec. Notes
1,000,000	5.750%, 03/15/17	1,058,379
		2,109,708
Telecommunication Services: 2.05%
	AT&T, Inc., Sr. Unsec. Notes
1,500,000	2.375%, 11/27/18	1,517,205
	Verizon Communications, Inc., Sr. Unsec. Notes
500,000	1.100%, 11/01/17	496,265
		2,013,470
	Total Corporate Bonds (Cost $15,172,827)	15,114,613
Municipal Bonds: 6.87%
	Arizona State Power Authority Power Resources, Taxable Revenue Bonds, Hoover Prepayment Project
275,000	2.199%, 10/01/19	280,811
	City of Houston, Texas, General Obligation Taxable Refunding Bonds, Public Improvement, Series B
500,000	1.140%, 03/01/16	501,205
	City of Houston, Texas, Utility System, Taxable Revenue Bonds, First Lien, Series B
50,000	1.086%, 05/15/17	50,154
	City of Montgomery, Alabama, General Obligation Taxable Unlimited Warrants, Series B
500,000	1.070%, 04/01/16	500,420
	County of Milwaukee, Wisconsin, General Obligation Taxable Unlimited Pension Refunding Bonds, Series B
250,000	1.282%, 12/01/16	253,057
	Minnesota State General Appropriation Fund, Taxable Revenue Bonds, Series B
655,000	1.053%, 06/01/17	657,397
	New Jersey Building Authority, Taxable Refinancing Revenue Bonds, Series B
250,000	1.233%, 06/15/16	250,355
	New Jersey State Economic Development Authority, Taxable Refunding Revenue Bonds (School Facilities Construction), Series QQ
500,000	1.096%, 06/15/16	499,245
	New York State Urban Development Corp., State Personal Income Taxable Revenue Bonds, Series F
500,000	1.650%, 03/15/18	507,255
	North Carolina Housing Finance Agency, Homeownership Taxable Refunding Revenue Bonds, Series 35
175,000	2.040%, 07/01/18	178,248
	North Texas Tollway Authority, First Tier Variable Revenue Refunding Bonds, Series A
250,000	0.820%, 01/01/50(a)	249,998
	Pearland Independent School District, General Obligation Taxable Unlimited Refunding Bonds, Series B
300,000	3.000%, 02/15/17	307,752

	Philadelphia Municipal Authority, Taxable Revenue Bonds, Series A
500,000	2.000%, 01/15/18	505,270
	Rhode Island State Housing & Mortgage Finance Corp., Taxable Revenue Bonds, Series 64-T
425,000	2.080%, 10/01/17	429,879
	State of California, Taxable Various Purpose General Obligation Unlimited Bonds
500,000	1.050%, 02/01/16	501,205
	State of Connecticut, Special Tax Obligation Build America Revenue Bonds (Transportation Infrastructure Purposes—Direct Pay), Series B
400,000	4.376%, 11/01/21	445,604
	Texas State Department of Housing & Community Affairs, Taxable Revenue Bonds, Series A
180,000	2.800%, 03/01/36	182,146
	Virginia State Housing Development Authority, Taxable Revenue Bonds, Series B
455,000	2.000%, 04/01/19	461,197
	Total Municipal Bonds (Cost $6,704,253)	6,761,198
U.S. Treasury Bonds & Notes: 17.92%
	U.S. Treasury Notes
3,000,000	0.750%, 01/15/17	3,011,523
6,000,000	0.750%, 03/15/17	6,021,600
6,500,000	0.875%, 05/15/17	6,533,599
2,000,000	2.375%, 07/31/17	2,064,908
	Total U.S. Treasury Bonds & Notes (Cost $17,553,977)	17,631,630
	Total Investments: 75.02% (Cost $73,560,764)	73,802,827
	Net Other Assets and Liabilities: 24.98%	24,577,901	(c)
	Net Assets: 100.00%	$98,380,728

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2015.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $7,422,213, representing 7.55% of net assets.
(c)	Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Loss
Merrill Lynch Financial Markets, Inc.	MSCI Frontier Markets Daily Net Total Return Index	1-month LIBOR plus 110 Bps	Total Return	01/27/16	$17,028,596	$(3,495,202)
Merrill Lynch Financial Markets, Inc.	MSCI Frontier Markets Daily Net Total Return Index	3-month LIBOR plus 101 Bps	Total Return	04/05/16	5,027,389	(688,728)
Barclays Capital	MSCI Frontier Markets Daily Net Total Return Index	3-month LIBOR plus 135 Bps	Total Return	01/27/16	8,690,503	(1,843,932)
Barclays Capital	MSCI Frontier Markets Daily Net Total Return Index	3-month LIBOR plus 130 Bps	Total Return	02/29/16	15,265,193	(1,622,798)
Barclays Capital	MSCI Frontier Markets Daily Net Total Return Index	3-month LIBOR plus 130 Bps	Total Return	07/07/16	12,068,222	(1,301,251)
Citibank	MSCI Frontier Markets Daily Net Total Return Index	3-month LIBOR plus 175 Bps	Total Return	06/06/16	3,969,345	(519,940)
Citibank	MSCI Frontier Markets Daily Net Total Return Index	3-month LIBOR plus 175 Bps	Total Return	05/05/16	3,993,903	(398,194)
Goldman Sachs	MSCI Frontier Markets Daily Net Total Return Index	3-month LIBOR plus 127 Bps	Total Return	08/04/16	32,121,999	(3,438,131)
Goldman Sachs	MSCI Frontier Markets Daily Net Total Return Index	3-month LIBOR plus 127 Bps	Total Return	09/06/16	5,377,579	(435,962)
Goldman Sachs	MSCI Frontier Markets Daily Net Total Return Index	3-month LIBOR plus 145 Bps	Total Return	10/29/15	8,958,091	(2,151,726)
Total of Total Return Swap Contracts					$112,500,820	$(15,895,864)

Investment Abbreviations:

Bps—Basis Points

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

REMICS—Real Estate Mortgage Investment Conduit

Re-REMIC—Re-Securitized Real Estate Mortgage Investment Conduits

Sec.—Secured

Sr.—Senior

STRIP—Separate Trading of Registered Interest and Principal of Securities

Sub.—Subordinated

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Global Dividend Fund

September 30, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 84.35%
China: 1.54%
102,000	China Machinery Engineering Corp., Class H	$87,654
7,000	China Yuchai International, Ltd.	86,590
		174,244
Denmark: 0.61%
45	A.P. Moller-Maersk AS, Class B(a)	69,212
France: 7.25%
7,000	AXA SA	169,225
3,400	Danone SA	214,348
1,300	LVMH Moet Hennessy Louis Vuitton SE	221,089
2,700	Orpea	214,417
		819,079
Germany: 2.72%
1,660	Bayer AG, Sponsored ADR	212,546
6,050	RIB Software AG	95,016
		307,562
Hong Kong: 4.30%
60,000	BOC Hong Kong Holdings, Ltd.	176,128
208,000	Guangdong Investment, Ltd.	309,180
		485,308
Indonesia: 1.17%
1,094,473	Astra Graphia Tbk PT	132,607
Italy: 3.24%
10,710	Danieli & C. Officine Meccaniche SpA	163,235
32,500	Unicredit SpA	202,277
		365,512
Japan: 7.60%
17,000	Astellas Pharma, Inc.	218,939
17,500	Kuraray Co., Ltd.	216,772
15,700	Santen Pharmaceutical Co., Ltd.	209,263
6,500	Zenkoku Hosho Co., Ltd.	214,021
		858,995
Norway: 2.68%
23,800	Marine Harvest ASA	303,049

Pakistan: 0.54%
2,300	Suncor Energy, Inc.	61,511
Peru: 0.85%
900	Credicorp, Ltd.	95,724
Philippines: 3.51%
127,660	8990 Holdings, Inc.	17,781
966,248	D&L Industries, Inc.	206,521
110,000	Robinsons Retail Holdings, Inc.	171,684
		395,986
Singapore: 0.68%
67,000	OSIM International, Ltd.	76,508
Sweden: 4.84%
6,000	Investor AB, Class B	205,808
18,100	Nordea Bank AB	201,545
26,000	TeliaSonera AB	139,910
		547,263
Switzerland: 9.72%
6,800	Clariant AG	114,496
47	Givaudan SA	76,437
2,400	Novartis AG, Sponsored ADR	220,608
600	Partners Group Holding AG	203,314
7,650	Roche Holdings AG, Ltd., Sponsored ADR	252,068
12,500	UBS Group AG	230,992
		1,097,915
Taiwan: 1.65%
63,500	Kinik Co.	93,531
71,000	Wah Lee Industrial Corp.	92,827
		186,358
Thailand: 1.82%
551,300	Jasmine International Pcl	85,061
400,000	TTW Pcl	120,126
		205,187
United Kingdom: 4.50%
9,300	Dunelm Group Plc	126,617
2,500	HSBC Holdings Plc, Sponsored ADR	94,700
57,900	Stock Spirits Group Plc	162,476
1,200	WPP Plc, Sponsored ADR	124,836
		508,629
United States: 25.13%
1,900	3M Co.	269,363
1,085	AvalonBay Communities, Inc.	189,680
6,230	BankUnited, Inc.	222,722
735	BlackRock, Inc.	218,640
2,550	Cardinal Health, Inc.	195,891
6,300	Comcast Corp., Class A	358,344
4,130	ConocoPhillips	198,075

4,200	JPMorgan Chase & Co.	256,074
4,100	KLA-Tencor Corp.	205,000
9,680	Pfizer, Inc.	304,049
5,000	QUALCOMM, Inc.	268,650
14,060	Silvercrest Asset Management Group, Inc., Class A	151,989
		2,838,477
	Total Common Stocks (Cost $8,625,972)	9,529,126
Limited Partnerships: 1.02%
United States: 1.02%
6,850	KKR & Co., LP	114,943
	Total Limited Partnerships (Cost $150,448)	114,943
Preferred Stocks: 1.19%
Germany: 1.19%
3,488	Sixt SE	134,970
	Total Preferred Stocks (Cost $107,859)	134,970
Warrants: 0.13%
Thailand: 0.13%
410,392	Jasmine International Pcl, Warrants, Strike Price 4.30 THB (expiring 07/05/20)(a)	14,473
	Total Warrants (Cost $0)	14,473

Principal Amount
Collateralized Mortgage Obligations: 0.68%
United States: 0.68%
	FHLMC, REMICS
$521,723	3.000%, 06/15/27(b)	55,737
	FNMA, REMICS
144,970	3.500%, 11/25/20(b)	8,289
65,144	4.000%, 09/25/20(b)	3,316
160,406	4.000%, 10/25/20(b)	9,853
		77,195

Total Collateralized Mortgage Obligations (Cost $131,337)	77,195
Total Investments: 87.37% (Cost $9,015,616)	9,870,707
Net Other Assets and Liabilities: 12.63%	1,426,567
Net Assets: 100.00%	$11,297,274

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Interest only security.

Investment Abbreviations:

ADR—American Depositary Receipt

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

REMICS—Real Estate Mortgage Investment Conduits

Currency Abbreviations:

THB—Thai Baht

Portfolio of Investments (Note 1)

Forward Global Infrastructure Fund

September 30, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 92.06%
Australia: 1.28%
430,900	Spark Infrastructure Group	$565,579
Austria: 1.07%
10,455	Andritz AG	470,101
Belgium: 3.09%
57,400	bpost SA	1,361,667
Brazil: 2.43%
113,600	Alupar Investimento SA	422,078
134,100	Transmissora Alianca de Energia Electria SA	645,723
		1,067,801
Canada: 3.06%
39,735	Canadian Solar, Inc.(a)	660,396
89,300	TransAlta Renewables, Inc.	687,901
		1,348,297
Chile: 2.44%
2,067,000	Aguas Andinas SA, Class A	1,075,231
China: 14.03%
1,820,300	China Power International Development, Ltd.	1,183,775
682,000	Huaneng Power International, Inc., Class H	733,035
853,000	Jiangsu Expressway Co., Ltd., Class H	1,086,330
956,000	Qingdao Port International Co., Ltd., Class H(b)(c)	429,272
1,390,000	Qinhuangdao Port Co., Ltd., Class H	652,847
888,400	SITC International Holdings Co., Ltd.	428,722
1,837,600	Yuexiu Transport Infrastructure, Ltd.	1,152,346
472,700	Zhejiang Expressway Co., Ltd., Class H	512,952
		6,179,279
France: 2.94%
9,372	Gaztransport Et Technigaz SA	486,228
35,400	Veolia Environnement SA	808,129
		1,294,357
Germany: 2.92%
39,000	Freenet AG	1,287,095
Greece: 1.42%
51,000	Costamare, Inc.	625,770

Hong Kong: 1.92%
1,189,300	HK Electric Investments & HK Electric Investments, Ltd.(b)(c)	847,083
Italy: 7.20%
32,000	Danieli & C. Officine Meccaniche SpA	487,723
16,300	EI Towers SpA	1,001,750
280,200	Hera SpA	727,008
85,174	Societa Iniziative Autostradali Servizi SpA	955,542
		3,172,023
Japan: 1.61%
68,400	Seino Holdings Co., Ltd.	708,717
Mexico: 1.23%
420,772	OHL Mexico SAB de CV(a)	542,614
Netherlands: 1.04%
11,500	Koninklijke Vopak NV	458,556
New Zealand: 6.15%
463,700	Air New Zealand, Ltd.	727,768
900,700	Meridian Energy, Ltd.	1,209,217
479,800	Mighty River Power, Ltd.	771,441
		2,708,426
Norway: 2.89%
41,240	Hoegh LNG Holdings, Ltd.	557,088
49,900	Stolt-Nielsen, Ltd.	715,101
		1,272,189
Philippines: 0.45%
1,407,480	8990 Holdings, Inc.	196,035
Portugal: 3.11%
122,750	CTT-Correios de Portugal SA	1,367,357
Russia: 1.43%
87,200	Mobile Telesystems, Sponsored ADR	629,584
Singapore: 3.90%
798,700	China Merchants Holdings Pacific, Ltd.	499,521
2,216,000	Hutchison Port Holdings Trust	1,218,800
		1,718,321
South Africa: 0.85%
29,000	MTN Group, Ltd.	372,479
Spain: 2.90%
29,405	Cia de Distribucion Integral Logista Holdings SA	553,972
34,400	Endesa SA	724,183
		1,278,155

Thailand: 2.02%
2,962,800	TTW Pcl	889,779
Turkey: 2.31%
316,300	Aygaz AS	1,018,316
United Kingdom: 2.54%
209,000	Infinis Energy Plc	425,241
100,000	Royal Mail Plc	694,050
		1,119,291
United States: 14.87%
28,800	American Water Works Co., Inc.	1,586,304
58,700	California Water Service Group	1,298,444
18,580	Macquarie Infrastructure Co., Llc	1,387,183
48,600	Nordic American Tankers, Ltd.	738,720
22,500	Pattern Energy Group, Inc.	429,525
36,400	Seaspan Corp.	557,648
10,700	Targa Resources Corp.	551,264
		6,549,088
Vietnam: 0.96%
208,400	PetroVietnam Gas JSC	424,634
	Total Common Stocks (Cost $44,844,538)	40,547,824
Limited Partnerships: 1.55%
Bermuda: 1.55%
42,100	Hoegh LNG Partners LP	684,125
	Total Limited Partnerships (Cost $872,210)	684,125
Loan Participation Notes: 1.31%
Pakistan: 1.31%
615,500	HUB Power Co., Ltd, Sponsored GDR (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 05/02/16	578,768
	Total Loan Participation Notes (Cost $577,354)	578,768

Preferred Stocks: 2.28%
Germany: 2.28%
25,900	Sixt SE	1,002,216
	Total Preferred Stocks (Cost $814,347)	1,002,216
	Total Investments: 97.20% (Cost $47,108,449)	42,812,933
	Net Other Assets and Liabilities: 2.80%	1,233,589
	Net Assets: 100.00%	$44,046,522

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,276,355, representing 2.90% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,276,355, representing 2.90% of net assets.

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Portfolio of Investments (Note 1)

Forward High Yield Bond Fund

September 30, 2015 (Unaudited)

Principal Amount		Value (Note 1)
Corporate Bonds: 96.78%
Basic Materials: 3.98%
	Blue Cube Spinco, Inc., Sr. Unsec. Notes
$1,750,000	9.750%, 10/15/23(a)	$1,828,750
	HIG BBC Intermediate Holdings Llc/HIG BBC Holdings Corp., Sr. Unsec. PIK Notes
1,500,000	10.500% (or 11.250% PIK), 09/15/18(a)	1,473,750
	PolyOne Corp., Sr. Unsec. Notes
2,000,000	5.250%, 03/15/23	1,901,000
		5,203,500
Communications: 15.91%
	Cablevision Systems Corp., Sr. Unsec. Notes
2,000,000	5.875%, 09/15/22	1,520,000
	CCO Holdings Llc / CCO Holdings Capital Corp., Sr. Unsec. Notes
1,750,000	5.125%, 05/01/23(a)	1,615,460
	CommScope Holding Co. Inc, Sr. Unsec. PIK Notes
1,760,000	6.625% (or 7.375% PIK), 06/01/20(a)	1,810,600
	Digicel Group, Ltd., Sr. Unsec. Notes
2,000,000	8.250%, 09/30/20(a)	1,860,000
	Frontier Communications Corp., Sr. Unsec. Notes
2,025,000	11.000%, 09/15/25(a)	1,964,250
	IAC/InterActiveCorp., Sr. Unsec. Notes
1,500,000	4.750%, 12/15/22	1,381,875
	Level 3 Financing, Inc., Sr. Unsec. Notes
2,000,000	5.375%, 08/15/22	1,952,500
	Numericable-SFR, First Lien Notes
2,000,000	4.875%, 05/15/19(a)	1,940,000
	SiTV Llc/SiTV Finance, Inc., Sec. Notes
2,085,000	10.375%, 07/01/19(a)	1,595,025
	Sprint Corp., Sr. Unsec. Notes
2,000,000	7.125%, 06/15/24	1,544,200

	Starz Llc/Starz Finance Corp., Sr. Unsec. Notes
1,772,000	5.000%, 09/15/19	1,767,570
	Windstream Services LLC, Sr. Unsec. Notes
1,750,000	7.875%, 11/01/17	1,821,103
		20,772,583
Consumer Cyclical: 12.56%
	Air Canada 2013-1 Class B Pass Through Trust, Second Lien Notes
1,784,565	5.375%, 05/15/21(a)	1,835,871
	Air Canada, Second Lien Notes
1,675,000	8.750%, 04/01/20(a)	1,834,125
	American Airlines 2013-1 B Pass Through Trust, Second Lien Notes
1,791,934	5.625%, 01/15/21(a)	1,847,932
	Ashton Woods USA Llc/Ashton Woods Finance Co., Sr. Unsec. Notes
2,240,000	6.875%, 02/15/21(a)	2,072,000
	GameStop Corp., Sr. Unsec. Notes
1,500,000	5.500%, 10/01/19(a)	1,551,075
	Landry’s Holdings II, Inc., Sr. Unsec. Notes
1,445,000	10.250%, 01/01/18(a)	1,484,738
	MGM Resorts International, Sr. Unsec. Notes
2,000,000	6.000%, 03/15/23	1,945,000
	Michaels Stores, Inc., Sr. Unsub. Notes
1,750,000	5.875%, 12/15/20(a)	1,833,125
	Rite Aid Corp., Sr. Unsec. Notes
2,000,000	6.125%, 04/01/23(a)	1,992,500
		16,396,366
Consumer Noncyclical: 17.19%
	ACCO Brands Corp., Sr. Unsec. Notes
1,595,000	6.750%, 04/30/20	1,666,775
	APX Group, Inc., Sr. Unsec. Notes
2,060,000	8.750%, 12/01/20	1,751,000
	Beverages & More, Inc., Sec. Notes
2,180,000	10.000%, 11/15/18(a)	2,100,975
	Bumble Bee Holdco SCA, Sr. Unsec. PIK Notes
2,251,000	9.625% (or 10.375% PIK), 03/15/18(a)	2,284,765
	C&S Group Enterprises Llc, Sec. Notes
2,250,000	5.375%, 07/15/22(a)	2,058,750
	Cott Beverages, Inc., Sr. Unsec. Notes
2,000,000	5.375%, 07/01/22	1,942,480

	Dean Foods Co., Sr. Unsec. Notes
1,750,000	6.500%, 03/15/23(a)	1,780,625
	DS Services of America, Inc., Second Lien Notes
1,500,000	10.000%, 09/01/21(a)	1,730,625
	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., Sr. Unsec. Notes
1,500,000	9.875%, 02/01/20(a)	1,567,500
	HCA, Inc., Sr. Unsec. Notes
2,000,000	5.375%, 02/01/25	1,990,000
	Tenet Healthcare Corp., Sr. Unsec. Notes
2,235,000	6.875%, 11/15/31	2,022,675
	Valeant Pharmaceuticals International, Sr. Unsec. Notes
1,500,000	7.250%, 07/15/22(a)	1,546,875
		22,443,045
Energy: 9.32%
	Approach Resources, Inc., Sr. Unsec. Notes
2,400,000	7.000%, 06/15/21	1,452,000
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Sr. Unsec. Notes
2,141,000	6.000%, 12/15/20	1,932,252
	Genesis Energy LP / Genesis Energy Finance Corp., Sr. Unsec. Notes
2,000,000	6.750%, 08/01/22	1,887,000
	Legacy Reserves LP/Legacy Reserves Finance Corp., Sr. Unsec. Notes
2,310,000	8.000%, 12/01/20	1,674,750
	Shelf Drilling Holdings, Ltd., Sec. Notes
2,500,000	8.625%, 11/01/18(a)	1,962,500
	Vanguard Natural Resources Llc/VNR Finance Corp., Sr. Unsec. Notes
2,352,000	7.875%, 04/01/20	1,440,600
	WPX Energy, Inc., Sr. Unsec. Notes
2,000,000	8.250%, 08/01/23	1,820,000
		12,169,102
Financials: 15.34%
	Aircastle, Ltd., Sr. Unsec. Notes
1,500,000	5.125%, 03/15/21	1,507,500
	Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance, Sr. Unsec. Notes
2,000,000	5.000%, 08/01/21(a)	1,960,000
	Hub Holdings Llc/Hub Holdings Finance, Inc., Sr. Unsec. PIK Notes
1,713,000	8.125% (or 8.875% PIK), 07/15/19(a)	1,661,610

	Hunt Cos. Inc., Sec. Notes
2,500,000	9.625%, 03/01/21(a)	2,362,500
	Icahn Enterprises LP / Icahn Enterprises Finance Corp., Sr. Unsec. Notes
1,500,000	5.875%, 02/01/22	1,515,000
	iStar Financial, Inc., Sr. Unsec. Notes
2,000,000	4.875%, 07/01/18	1,942,500
	Kennedy-Wilson, Inc., Sr. Unsec. Notes
2,020,000	5.875%, 04/01/24	1,979,600
	MPT Operating Partnership LP / MPT Finance Corp., Sr. Unsec. Notes
1,802,000	6.375%, 02/15/22	1,889,847
	NewStar Financial, Inc., Sr. Unsec. Notes
1,850,000	7.250%, 05/01/20(a)	1,847,687
	Quicken Loans, Inc., Sr. Unsec. Notes
1,750,000	5.750%, 05/01/25(a)	1,664,688
	Sabra Health Care LP/Sabra Capital Corp., Sr. Unsec. Notes
1,635,000	5.500%, 02/01/21	1,708,575
		20,039,507
Industrials: 16.64%
	Ardagh Finance Holdings SA, Sr. Unsec. PIK Notes
1,863,166	8.625% (or 8.625% PIK), 06/15/19(a)	1,914,403
	Ball Corp., Sr. Unsec. Notes
1,750,000	5.250%, 07/01/25	1,731,398
	Hornbeck Offshore Services, Inc., Sr. Unsec. Notes
230,000	5.875%, 04/01/20	181,700
1,690,000	5.000%, 03/01/21	1,280,175
	Kratos Defense & Security Solutions, Inc., First Lien Notes
1,821,000	7.000%, 05/15/19	1,484,115
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Sr. Unsec. Notes
1,923,000	7.250%, 02/15/21	1,778,775
	Neovia Logistics Intermediate Holdings Llc, Sr. Unsec. PIK Notes
2,000,000	10.000% (or 10.750% PIK), 02/15/18(a)	1,995,000
	Owens - Brockway, Sr. Unsec. Notes
1,775,000	5.375%, 01/15/25(a)	1,710,656
	Techniplas Llc, Sec. Notes
2,075,000	10.000%, 05/01/20(a)	1,919,375
	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., Sr. Unsec. Notes
2,000,000	6.750%, 05/01/22(a)	1,925,000

	US Concrete, Inc., First Lien Notes
1,780,000	8.500%, 12/01/18	1,871,225
	XPO Logistics, Inc., Sr. Unsec. Notes
2,000,000	7.875%, 09/01/19(a)	1,957,500
	Zachry Holdings, Inc., Sr. Unsec. Notes
2,000,000	7.500%, 02/01/20(a)	1,985,000
		21,734,322
Technology: 1.62%
	BCP Singapore VI Cayman Financing Co., Ltd., Sec. Notes
2,250,000	8.000%, 04/15/21(a)	2,119,500
Utilities: 4.22%
	Calpine Corp., Sr. Unsec. Notes
1,974,000	5.375%, 01/15/23	1,850,625
	NGL Energy Partners LP/NGL Energy Finance Corp., Sr. Unsec. Notes
2,000,000	5.125%, 07/15/19	1,830,000
	NRG Energy, Inc., Sr. Unsec. Notes
2,000,000	6.250%, 07/15/22	1,830,000
		5,510,625
	Total Corporate Bonds (Cost $133,693,655)	126,388,550
	Total Investments: 96.78% (Cost $133,693,655)	126,388,550
	Net Other Assets and Liabilities: 3.22%	4,209,340
	Net Assets: 100.00%	$130,597,890

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $68,594,735, representing 52.52% of net assets.

Investment Abbreviations:

PIK—Payment in-kind

Sec.—Secured

Sr.—Senior

Unsec.—Unsecured

Unsub.—Unsubordinated

Portfolio of Investments (Note 1)

Forward International Dividend Fund

September 30, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 88.41%
Australia: 1.12%
4,330,000	GDI Property Group, REIT	$2,780,893
Brazil: 0.96%
487,900	AMBEV SA, ADR(a)	2,390,710
Canada: 0.62%
57,800	Suncor Energy, Inc.	1,545,809
China: 2.99%
2,286,000	China Machinery Engineering Corp., Class H	1,964,472
2,572,000	China Petroleum & Chemical Corp., Class H(a)	1,563,102
188,281	China Yuchai International, Ltd.(a)	2,329,036
586,020	Cosmo Lady China Holdings Co., Ltd.(b)(c)	620,043
2,170,000	Qingdao Port International Co., Ltd., Class H(b)(c)	974,394
		7,451,047
Denmark: 1.09%
1,760	A.P. Moller-Maersk AS, Class B(d)	2,706,942
France: 9.74%
136,000	AXA SA	3,287,795
50,000	Danone SA(a)	3,152,188
23,700	LVMH Moet Hennessy Louis Vuitton SE(a)	4,030,621
505,900	Natixis SA(a)	2,791,983
76,075	Orpea(a)	6,041,395
216,600	Veolia Environnement SA	4,944,653
		24,248,635
Germany: 6.93%
43,200	Bayer AG, Sponsored ADR(a)	5,531,328
150,000	DEAG Deutsche Entertainment AG(d)	754,916
48,849	FinTech Group AG(d)	689,941
224,000	MagForce AG(d)	1,326,328
491,004	MLP AG	2,175,390
177,798	RIB Software AG(a)	2,792,330
44,703	TLG Immobilien AG	809,209
171,931	TUI AG	3,167,882
		17,247,324
Hong Kong: 3.78%
1,190,550	BOC Hong Kong Holdings, Ltd.	3,494,818
29,316,280	CSI Properties, Ltd.(a)	926,767

3,362,000	Guangdong Investment, Ltd.	4,997,418
		9,419,003
India: 0.88%
60,200	State Bank of India, GDR(b)	2,188,270
Indonesia: 1.93%
10,727,007	Astra Graphia Tbk PT	1,299,688
3,355,650	Bank Mandiri Persero Tbk PT	1,815,258
17,865,605	Kalbe Farma Tbk PT	1,676,806
		4,791,752
Italy: 1.23%
492,000	Unicredit SpA	3,062,170
Japan: 10.49%
332,300	Astellas Pharma, Inc.(a)	4,279,611
393,200	Kuraray Co., Ltd.(a)	4,870,547
528,000	Mitsubishi UFJ Financial Group, Inc.	3,153,080
640	NIPPON REIT Investment Corp.	1,374,267
315,500	Santen Pharmaceutical Co., Ltd.(a)	4,205,264
103,400	Tokio Marine Holdings, Inc.	3,828,640
133,900	Zenkoku Hosho Co., Ltd.	4,408,828
		26,120,237
Macau: 0.33%
270,600	Sands China, Ltd.(a)	813,541
Malaysia: 1.66%
2,150,430	Globetronics Technology Bhd	3,057,541
2,666,520	Silverlake Axis, Ltd.	1,077,439
		4,134,980
Mexico: 0.77%
21,600	Fomento Economico Mexicano SAB de CV, Sponsored ADR(a)	1,927,800
Netherlands: 1.90%
24,424	Amsterdam Commodities NV	559,474
67,812	Koninklijke Vopak NV	2,703,966
30,900	Royal Dutch Shell Plc, Sponsored ADR, Class A(a)	1,464,351
		4,727,791
Norway: 2.63%
513,800	Marine Harvest ASA(a)	6,542,301
Peru: 0.75%
17,590	Credicorp, Ltd.(a)	1,870,872
Philippines: 3.14%
788,640	8990 Holdings, Inc.	109,843
21,294,752	D&L Industries, Inc.	4,551,446
2,026,500	Robinsons Retail Holdings, Inc.	3,162,883
		7,824,172

Poland: 0.14%
100,000	PGE Polska Grupa Energetyczna SA	354,723
Russia: 1.04%
334,783	HMS Hydraulic Machines and Systems Group Plc, GDR(b)(d)(e)	123,535
28,735	LUKOIL OAO, Sponsored ADR(a)	978,714
103,000	MMC Norilsk Nickel OJSC, ADR	1,477,535
		2,579,784
Singapore: 0.75%
1,642,100	OSIM International, Ltd.(a)	1,875,136
Sri Lanka: 1.62%
1,951,598	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	1,816,243
1,142,944	Hatton National Bank Plc, Non-Voting Depository Receipt	1,416,345
17,918,874	Piramal Glass Ceylon Plc	811,612
		4,044,200
Sweden: 4.27%
115,100	Investor AB, Class B(a)	3,948,077
347,400	Nordea Bank AB(a)	3,868,324
522,800	TeliaSonera AB(a)	2,813,268
		10,629,669
Switzerland: 8.81%
60,200	Clariant AG	1,013,628
1,815	Givaudan SA	2,951,749
41,200	Novartis AG, Sponsored ADR(a)	3,787,104
12,500	Partners Group Holding AG	4,235,712
153,400	Roche Holdings AG, Ltd., Sponsored ADR(a)	5,054,530
265,200	UBS Group AG	4,900,731
		21,943,454
Taiwan: 2.08%
787,300	Kinik Co.	1,159,640
142,700	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR(a)	2,961,025
811,500	Wah Lee Industrial Corp.	1,060,970
		5,181,635
Thailand: 2.11%
18,781,926	Jasmine International Pcl	2,897,887
7,859,270	TTW Pcl	2,360,271
		5,258,158
Turkey: 1.29%
1,774,298	Anadolu Hayat Emeklilik AS	3,213,893
Ukraine: 0.36%
99,700	MHP SA, GDR(b)	897,300

United Kingdom: 12.15%
1,464,800	Booker Group Plc	4,097,154
751,000	BT Group Plc(a)	4,766,970
267,300	Dunelm Group Plc(a)	3,639,221
63,000	HSBC Holdings Plc, Sponsored ADR(a)	2,386,440
474,100	Inchcape Plc(a)	5,156,629
480,000	Infinis Energy Plc	976,631
3,420,000	Lloyds Banking Group Plc	3,888,480
832,468	Stock Spirits Group Plc(a)	2,336,030
28,997	WPP Plc, Sponsored ADR(a)	3,016,558
		30,264,113
United States: 0.66%
142,900	Franklin Street Properties Corp.	1,536,175
10,000	Resource Capital Corp.	111,700
		1,647,875
Vietnam: 0.19%
106,800	Vietnam Dairy Products JSC	475,142
	Total Common Stocks (Cost $224,616,627)	220,159,331
Loan Participation Notes: 4.31%
Bangladesh: 1.12%
346,800	Grameenphone, Ltd., (Loan Participation Notes issued by Deutsche Bank AG, London), expiring 07/08/21	1,271,266
1,605,300	Titas Gas Transmission & Distribution Co., Ltd., (Loan Participation Notes issued by Deutsche Bank AG, London), expiring 01/27/21	1,508,807
		2,780,073
India: 1.36%
50,000	Bajaj Auto, Ltd., (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 11/07/16	1,761,198
325,000	Coal India, Ltd., (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 01/09/17	1,622,029
		3,383,227
Pakistan: 0.93%
1,230,000	Habib Bank, Ltd. (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 07/20/16	2,327,316
United Arab Emirates: 0.90%
593,077	First Gulf Bank PJSC, (Loan Participation Notes issued by HSBC Bank Plc), expiring 12/11/17	2,252,558
	Total Loan Participation Notes (Cost $11,504,954)	10,743,174

Preferred Stocks: 2.33%
Germany: 2.33%
149,779	Sixt SE(a)	5,795,787
	Total Preferred Stocks (Cost $4,538,075)	5,795,787
Warrants: 0.18%
Thailand: 0.18%
12,557,757	Jasmine International Pcl, Warrants, Strike Price 4.30 THB (expiring 07/05/20)(d)	442,869
	Total Warrants (Cost $0)	442,869

Principal Amount
Collateralized Mortgage Obligations: 0.82%
United States: 0.82%
	FHLMC, REMICS
$6,601,583	2.500%, 04/15/28(f)	546,053
2,065,862	3.000%, 06/15/26(f)	175,906
1,809,726	3.000%, 06/15/27(f)	193,337
1,090,826	3.000%, 09/15/31(f)	132,263
1,043,368	3.500%, 04/15/30(f)	69,060
100,470	4.000%, 07/15/23(f)	744
700,248	4.000%, 12/15/23(f)	27,702
229,642	5.000%, 02/15/24(f)	15,226
404,321	6.993%, 09/15/26(f)(g)	68,026
	FNMA, REMICS
279,127	3.000%, 09/25/27(f)	32,824
346,908	4.500%, 12/25/20(f)	18,688
1,926,244	6.286%, 04/25/42(f)(g)	417,628
349,274	6.486%, 07/25/41(f)(g)	68,116
495,369	7.606%, 04/25/32(f)(g)	124,906
	GNMA, REMICS
782,587	6.391%, 09/16/33(f)(g)	160,055
		2,050,534
	Total Collateralized Mortgage Obligations (Cost $3,390,438)	2,050,534

Corporate Bonds: 2.89%
Canada: 0.33%
	Royal Bank of Canada, Sr. Unsec. Medium-Term Notes
1,000,000	6.405%, 08/28/34(g)	811,734
United States: 2.56%
	Arch Coal, Inc., Sr. Unsec. Notes
1,500,000	7.250%, 10/01/20	180,000
	Citigroup, Inc., Sr. Unsec. Medium-Term Notes
1,000,000	10.000%, 09/29/34(g)	851,250
	Claire’s Stores, Inc., Second Lien Notes
750,000	8.875%, 03/15/19	300,000
	Hecla Mining Co., Sr. Unsec. Notes
1,000,000	6.875%, 05/01/21	810,000
	JC Penney Corp., Inc., Sr. Unsec. Notes
1,000,000	7.400%, 04/01/37	777,500
750,000	8.125%, 10/01/19	753,750
	JPMorgan Chase Bank NA, Sr. Unsec. Notes, Series CD
978,000	4.980%, 09/29/34(g)	803,183
	Morgan Stanley, Unsec. Medium-Term Notes
984,000	9.500%, 08/29/34(g)	875,760
	NRG REMA Llc, Series C, Sec. Notes
1,020,000	9.681%, 07/02/26	1,030,200
		6,381,643
	Total Corporate Bonds (Cost $9,078,203)	7,193,377
	Total Investments: 98.94% (Cost $253,128,297)	246,385,072
	Net Other Assets and Liabilities: 1.06%	2,634,921	(h)
	Net Assets: 100.00%	$249,019,993

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for the line(s) of credit. At period end, the aggregate market value of those securities was $66,356,501, representing 26.65% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration, unless otherwise noted below. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $4,803,542, representing 1.93% of net assets.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,594,437, representing 0.64% of net assets.
(d)	Non-income producing security.
(e)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(f)	Interest only security.
(g)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2015.
(h)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
E-Mini MSCI EAFE® Futures	Long	153	12/21/15	$12,618,675	$(467,055)
Total Futures Contracts				$12,618,675	$(467,055)

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
05/03/13-10/09/13	HMS Hydraulic Machines and Systems Group Plc, GDR(b)(d)(e)	$1,131,928	$123,535	0.05%

Investment Abbreviations:

ADR—American Depositary Receipt

EAFE—Europe, Australasia, Far East

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GDR—Global Depositary Receipt

GNMA—Government National Mortgage Association

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

REMICS—Real Estate Mortgage Investment Conduits

Sec.—Secured

Sr.—Senior

Unsec.—Unsecured

Currency Abbreviations:

THB—Thai Baht

Portfolio of Investments (Note 1)

Forward International Real Estate Fund

September 30, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 96.03%
Australia: 13.83%
2,039,121	360 Capital Group, Ltd.	$1,395,478
128,056	360 Capital Industrial Fund	212,123
622,061	360 Capital Office Fund	866,700
600,000	Cromwell Property Group	404,294
100,000	Dexus Property Group	501,858
290,000	Federation Centres	557,730
1,492,356	GDI Property Group	958,449
60,000	Goodman Group	246,367
776,538	Mirvac Group	937,490
550,000	Stockland	1,486,274
		7,566,763
Austria: 1.72%
51,000	CA Immobilien Anlagen AG	938,583
Canada: 9.37%
5,000	Boardwalk REIT	205,395
100,000	Dream Global REIT	662,421
109,200	Dream Industrial REIT	645,626
149,500	Dream Office REIT	2,374,972
65,000	RioCan REIT	1,240,577
		5,128,991
Finland: 0.99%
156,144	Citycon OYJ	383,846
14,291	Orava Residential REIT Plc	158,091
		541,937
France: 3.49%
823	Fonciere de Paris SIIC	98,399
15,136	Immobiliere Dassault SA	584,513
10,000	Klepierre	452,436
3,000	Unibail-Rodamco SE	775,364
		1,910,712
Germany: 1.13%
64,020	Hamborner REIT AG	618,786
Hong Kong: 20.19%
4,328,000	Asia Orient Holdings, Ltd.	809,750
16,630,000	Asia Standard Hotel Group, Ltd.	1,952,671
9,936,000	Asia Standard International Group, Ltd.	1,846,161
150,000	Cheung Kong Property Holdings, Ltd.	1,090,638
7,452,000	Chuang’s Consortium International, Ltd.	817,311
52,224,116	CSI Properties, Ltd.	1,650,945
6,000	Henderson Land Development Co., Ltd.	35,690
84,503,000	Lai Sun Development Co., Ltd.	1,319,329

707,500	Soundwill Holdings, Ltd.	838,040
250,000	Swire Properties, Ltd.	690,318
		11,050,853
Ireland: 2.30%
320,000	Green REIT Plc	530,989
512,970	Hibernia REIT Plc	726,809
		1,257,798
Japan: 19.80%
99	Daiwa Office Investment Corp.	476,989
300	Fukuoka REIT Corp.	442,629
130,000	Hulic Co., Ltd.	1,167,090
600,000	Ichigo Group Holdings Co., Ltd.	1,385,404
350	Ichigo Office REIT Investment Corp.	240,987
450	Japan Excellent, Inc.	494,394
100	Japan Real Estate Investment Corp.	459,301
150	Kenedix Office Investment Corp.	711,458
200	Kenedix Retail REIT Corp.	384,446
40,000	Mitsui Fudosan Co., Ltd.	1,087,984
400	NIPPON REIT Investment Corp.	858,917
300	Nomura Real Estate Master Fund, Inc.	383,362
40,000	Sumitomo Realty & Development Co., Ltd.	1,264,035
125,000	Tokyo Tatemono Co., Ltd.	1,480,640
		10,837,636
Netherlands: 2.50%
353,510	NSI NV(a)	1,368,323
Philippines: 1.63%
9,663,000	Empire East Land Holdings, Inc.(a)	155,055
11,000,000	Rockwell Land Corp.	362,430
5,627,000	Shang Properties, Inc.	373,207
		890,692
Singapore: 2.86%
100,000	CapitaLand, Ltd.	188,328
444,700	Frasers Centrepoint, Ltd.	464,059
700,000	Keppel REIT	469,766
105,000	UOL Group, Ltd.	443,449
		1,565,602
Spain: 0.65%
37,500	Lar Espana Real Estate Socimi SA	358,267
Sweden: 3.44%
50,000	Fabege AB	732,979
70,000	Hufvudstaden AB, Class A	915,776
250,000	Klovern AB, Class B	235,963
		1,884,718
United Kingdom: 12.13%
50,000	British Land Co. Plc	634,220
18,473	Derwent London Plc	1,016,919
3	Development Securities Plc	11
120,000	Great Portland Estates Plc	1,552,081
105,000	Hammerson Plc	990,359
560,681	Market Tech Holdings, Ltd.(a)(b)	1,853,251

15,000	Shaftesbury Plc	208,079
27,000	Workspace Group Plc	383,119
		6,638,039
	Total Common Stocks (Cost $56,566,352)	52,557,700
Warrants: 1.52%
Hong Kong: 1.52%
853,000	Sun Hung Kai Properties, Ltd., Warrants, Strike Price 98.60 HKD (expiring 04/22/16)(a)	830,982
	Total Warrants (Cost $1,701,805)	830,982
	Total Investments: 97.55% (Cost $58,268,157)	53,388,682
	Net Other Assets and Liabilities: 2.45%	1,340,263
	Net Assets: 100.00%	$54,728,945

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,853,251, representing 3.39% of net assets.

Investment Abbreviations:

REIT—Real Estate Investment Trust

Currency Abbreviations:

HKD—Hong Kong Dollar

Portfolio of Investments (Note 1)

Forward International Small Companies Fund

September 30, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 91.62%
Australia: 5.17%
458,914	Asaleo Care, Ltd.	$574,969
249,713	carsales.com, Ltd.	1,712,423
226,970	Estia Health, Ltd.	1,081,717
592,644	Healthscope, Ltd.	1,060,741
510,435	OzForex Group, Ltd.	956,593
319,535	Pact Group Holdings, Ltd.	1,063,095
162,116	Super Retail Group, Ltd.	1,013,862
421,632	Virtus Health, Ltd.	1,606,974
		9,070,374
Austria: 1.42%
40,018	ams AG	1,490,513
39,198	Porr AG	1,007,397
		2,497,910
Belgium: 2.00%
56,053	bpost SA	1,329,713
17,232	Cie d’Entreprises CFE	2,180,634
		3,510,347
Denmark: 1.57%
33,047	FLSmidth & Co., A/S	1,096,230
32,839	SimCorp A/S	1,652,437
		2,748,667
Finland: 0.78%
141,896	Valmet Oyj	1,373,084
France: 6.22%
166,569	Altran Technologies SA	1,931,971
26,000	Groupe FNAC SA(a)	1,484,288
75,118	Marie Brizard Wine & Spirits(a)	1,628,376
16,787	Montupet	985,723
174,261	Technicolor SA	1,200,056
31,983	Teleperformance	2,421,238
61,653	UBISOFT Entertainment(a)	1,247,618
		10,899,270
Germany: 7.50%
42,973	Aareal Bank AG	1,525,054
34,159	Dialog Semiconductor Plc(a)	1,365,316
24,819	Gerresheimer AG	1,809,286

32,773	LANXESS AG	1,531,289
11,990	MorphoSys AG(a)	798,633
14,769	MTU Aero Engines AG	1,234,251
17,117	Pfeiffer Vacuum Technology AG	1,973,860
54,397	RHOEN-KLINIKUM AG	1,538,424
18,533	Vossloh AG(a)	1,379,620
		13,155,733
Hong Kong: 2.56%
854,000	Pacific Textiles Holdings, Ltd.	1,159,229
362,700	Samsonite International SA	1,181,692
580,000	Techtronic Industries Co., Ltd.	2,140,373
		4,481,294
Ireland: 1.05%
68,658	Smurfit Kappa Group Plc	1,841,244
Italy: 2.59%
181,718	Anima Holding SpA(b)(c)	1,585,835
1,914,580	Banca Popolare di Milano Scarl	1,889,049
154,108	Credito Emiliano SpA	1,059,032
		4,533,916
Japan: 29.70%
366,000	77 Bank, Ltd.	2,065,452
51,900	Aeon Delight Co., Ltd.	1,492,560
42,200	Ain Pharmaciez, Inc.	2,142,275
38,500	ALPS Electric Co., Ltd.	1,076,710
26,700	CyberAgent, Inc.	1,037,152
26,459	Daiseki Co., Ltd.	448,611
54,400	Dena Co., Ltd.	1,006,240
29,000	Don Quijote Holdings Co., Ltd.	1,085,400
109,000	Dowa Holdings Co., Ltd.	820,464
87,000	Fuji Media Holdings, Inc.	1,010,945
76,100	Glory, Ltd.	1,786,969
72,000	Goldcrest Co., Ltd.	1,330,588
93,700	Hitachi Capital Corp.	2,269,764
26,707	Hoshizaki Electric Co., Ltd.	1,858,904
2,094	Japan Hotel REIT Investment Corp.	1,331,823
58,088	JSR Corp.	831,869
130,800	JTEKT Corp.	1,814,289
153,000	Kamigumi Co., Ltd.	1,244,763
69,700	Kanamoto Co., Ltd.	1,245,670
850	Kenedix Retail REIT Corp.	1,633,893
140,700	Kinden Corp.	1,775,683
30,400	Miraca Holdings, Inc.	1,282,241
60,400	Musashi Seimitsu Industry Co., Ltd.	1,051,770
43,400	Nabtesco Corp.	786,131
28,100	Nakanishi, Inc.	1,042,346
749	Nippon Prologis REIT, Inc.	1,356,086
41,100	Otsuka Corp.	1,993,932
23,400	Pola Orbis Holdings, Inc.	1,443,421
316,300	Sapporo Holdings, Ltd.	1,228,657
74,100	SBI Holdings, Inc.	828,309
151,700	SBS Holdings, Inc.	1,255,684
42,700	Sundrug Co., Ltd.	2,235,285
268,700	Takara Leben Co., Ltd.	1,308,055
58,400	Temp Holdings Co., Ltd.	2,648,239
309,200	Tokyo Steel Manufacturing Co., Ltd.	1,677,899

145,200	Tokyo Tatemono Co., Ltd.	1,719,912
92,700	Toshiba Plant Systems & Services Corp.	902,543
		52,070,534
Netherlands: 1.12%
54,198	TKH Group NV	1,959,448
New Zealand: 1.06%
468,826	Spark New Zealand, Ltd.	893,167
411,387	Trade Me Group, Ltd.	962,579
		1,855,746
Portugal: 1.98%
116,516	CTT-Correios de Portugal SA	1,297,915
263,763	NOS SGPS SA	2,172,447
		3,470,362
Singapore: 1.66%
853,100	ComfortDelGro Corp., Ltd.	1,720,528
1,665,900	Keppel DC REIT	1,194,067
		2,914,595
Spain: 1.86%
497,713	Ence Energia y Celulosa SA	1,610,040
119,289	Gamesa Corporacion Tecnologica SA	1,650,175
		3,260,215
Sweden: 0.70%
78,081	Boliden AB	1,220,198
Switzerland: 1.99%
30,615	BKW AG	1,168,559
6,051	Kuoni Reisen Holding AG, Class B	1,134,951
5,941	U-Blox AG	1,195,393
		3,498,903
United Kingdom: 20.69%
341,060	Arrow Global Group Plc	1,444,627
33,218	AVEVA Group Plc	1,023,100
408,974	BBA Aviation Plc	1,656,193
611,561	Card Factory Plc	3,626,543
107,001	Daily Mail & General Trust Plc NV, Class A	1,219,658
203,421	Dairy Crest Group Plc	1,872,507
42,946	Derwent London Plc	2,364,132
92,579	EMIS Group Plc	1,470,513
268,472	Halfords Group Plc	1,875,512
273,418	Henderson Group Plc	1,076,221
171,467	IG Group Holdings Plc	1,995,980
238,627	Informa Plc	2,026,919
98,877	JD Sports Fashion Plc	1,428,452
482,203	Melrose Industries Plc	1,927,213
271,941	Mitchells & Butlers Plc(a)	1,299,134
521,735	Moneysupermarket.com Group Plc	2,667,680
236,457	NCC Group Plc	980,099
331,958	Pets at Home Group Plc	1,384,481
526,187	Polypipe Group Plc	2,624,774

280,251	RPS Group Plc	952,827
32,259	Spirax-Sarco Engineering Plc	1,366,882
		36,283,447
	Total Common Stocks (Cost $138,827,346)	160,645,287
Exchange-Traded Funds: 3.78%
United States: 3.78%
138,600	iShares® MSCI EAFE Small-Cap ETF	6,620,922
	Total Exchange-Traded Funds (Cost $6,714,902)	6,620,922
Preferred Stocks: 0.80%
Germany: 0.80%
16,701	Draegerwerk AG & Co. KGaA	1,404,667
	Total Preferred Stocks (Cost $1,618,348)	1,404,667
Rights: 0.00%(d)
Germany: 0.00%(d)
54,397	RHOEN-KLINIKUM AG, Tender Rights, Strike Price 25.54 EUR (expiring 10/08/15)(a)	1,216
	Total Rights (Cost $0)	1,216
	Total Investments: 96.20% (Cost $147,160,596)	168,672,092
	Net Other Assets and Liabilities: 3.80%	6,656,032
	Net Assets: 100.00%	$175,328,124

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,585,835, representing 0.90% of net assets.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,585,835, representing 0.90% of net assets.
(d)	Less than 0.005%.

Investment Abbreviations:

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

Currency Abbreviations:

EUR—Euro

Portfolio of Investments (Note 1)

Forward Investment Grade Fixed-Income Fund

September 30, 2015 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 45.91%
35,000	Vanguard Intermediate-Term Corporate Bond ETF	$2,990,050
26,267	Vanguard Mortgage-Backed Securities ETF	1,401,607
	Total Exchange-Traded Funds (Cost $4,425,587)	4,391,657

Principal Amount
U.S. Treasury Bonds & Notes: 49.67%
	U.S. Treasury Bonds
$ 1,950,000	6.250%, 05/15/30	2,899,001
	U.S. Treasury Bonds STRIP Coupon
36	0.000%, 11/15/17(a)	35
	U.S. Treasury Notes
1,800,000	2.125%, 08/15/21	1,853,262
	Total U.S. Treasury Bonds & Notes (Cost $4,679,988)	4,752,298
	Total Investments: 95.58% (Cost $9,105,575)	9,143,955
	Net Other Assets and Liabilities: 4.42%	422,737
	Net Assets: 100.00%	$9,566,692

Percentages are stated as a percent of net assets.

(a)	Principal only security.

Investment Abbreviations:

ETF—Exchange-Traded Fund

STRIP—Separate Trading of Registered Interest and Principal of Securities

Portfolio of Investments (Note 1)

Forward Real Estate Fund

September 30, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 98.36%
Healthcare Providers & Services: 1.37%
113,307	Genesis Healthcare, Inc.(a)	$694,572
Hotels Restaurants & Leisure: 3.93%
30,000	Starwood Hotels & Resorts Worldwide, Inc.	1,994,400
Real Estate Operating/Development: 1.12%
28,400	Forest City Enterprises, Inc., Class A(a)	571,692
REITs-Apartments: 7.74%
21,120	American Campus Communities, Inc.	765,389
141,567	Campus Crest Communities, Inc.	753,136
20,475	Equity Residential	1,538,082
4,408	Home Properties, Inc.	329,498
76,018	Independence Realty Trust, Inc.	548,090
		3,934,195
REITs-Diversified: 12.12%
15,481	Alexander & Baldwin, Inc.	531,462
8,098	American Assets Trust, Inc.	330,884
78,675	Armada Hoffler Properties, Inc.	768,655
59,695	Cousins Properties, Inc.	550,388
43,590	First Potomac Realty Trust	479,490
4,130	Howard Hughes Corp.(a)	473,876
63,861	Investors Real Estate Trust	494,284
129,399	Lexington Realty Trust	1,048,132
12,447	Vornado Realty Trust	1,125,458
24,555	Winthrop Realty Trust	352,610
		6,155,239
REITs-Healthcare: 6.01%
6,123	Care Capital Properties, Inc.	201,630
4,969	National Health Investors, Inc.	285,668
17,800	Sabra Health Care REIT, Inc.	412,604
21,700	Senior Housing Properties Trust	351,540
19,893	Ventas, Inc.	1,115,202
10,123	Welltower, Inc.	685,529
		3,052,173
REITs-Hotels: 6.05%
10,700	Chatham Lodging Trust	229,836
29,817	DiamondRock Hospitality Co.	329,478
36,780	FelCor Lodging Trust, Inc.	260,034
96,617	Host Hotels & Resorts, Inc.	1,527,515
10,300	RLJ Lodging Trust	260,281
33,800	Strategic Hotels & Resorts, Inc.(a)	466,102
		3,073,246
REITs-Industrial: 1.09%
40,100	Rexford Industrial Realty, Inc.	552,979
REITs-Office Property: 23.85%
7,450	Alexandria Real Estate Equities, Inc.	630,791
16,094	Boston Properties, Inc.	1,905,530

49,600	Brandywine Realty Trust	611,072
30,617	Corporate Office Properties Trust	643,876
21,775	Digital Realty Trust, Inc.	1,422,343
101,200	Franklin Street Properties Corp.	1,087,900
39,266	HCP, Inc.	1,462,658
8,435	Hudson Pacific Properties, Inc.	242,844
33,800	Liberty Property Trust	1,065,039
46,700	Mack-Cali Realty Corp.	881,696
39,755	New York REIT, Inc.	399,935
42,646	Parkway Properties, Inc.	663,572
10,121	SL Green Realty Corp.	1,094,687
		12,111,943
REITs-Regional Malls: 12.41%
24,600	General Growth Properties, Inc.	638,862
13,500	Macerich Co.	1,037,070
25,175	Simon Property Group, Inc.	4,625,151
		6,301,083
REITs-Shopping Centers: 7.99%
42,339	Brixmor Property Group, Inc.	994,120
21,700	DDR Corp.	333,746
17,274	Equity One, Inc.	420,449
5,146	Federal Realty Investment Trust	702,172
22,503	Kimco Realty Corp.	549,748
43,881	Retail Properties of America, Inc., Class A	618,283
146,199	Wheeler REIT, Inc.	277,778
13,737	WP GLIMCHER, Inc.	160,174
		4,056,470
REITs-Specialized: 0.50%
5,783	QTS Realty Trust, Inc., Class A	252,659
REITs-Storage: 6.34%
3,272	Extra Space Storage, Inc.	252,468
29,300	National Storage Affiliates Trust	397,015
9,800	Public Storage	2,073,974
5,247	Sovran Self Storage, Inc.	494,792
		3,218,249
REITs-Timber: 1.94%
36,000	Weyerhaeuser Co.	984,240
REITs-Warehouse/Industrial: 5.90%
6,700	EastGroup Properties, Inc.	363,006
45,271	ProLogis, Inc.	1,761,042
37,500	STAG Industrial, Inc.	682,875
9,756	Terreno Realty Corp.	191,608
		2,998,531
	Total Common Stocks (Cost $42,540,537)	49,951,671
	Total Investments: 98.36%
	(Cost $42,540,537)	49,951,671
	Net Other Assets and Liabilities: 1.64%	832,718
	Net Assets: 100.00%	$50,784,389

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

REIT—Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward Real Estate Long/Short Fund

September 30, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 89.95%
Healthcare Providers & Services: 1.24%
141,407	Genesis Healthcare, Inc.(a)	$866,825
Hotels & Motels: 4.42%
75,000	OUE, Ltd.	94,603
44,900	Starwood Hotels & Resorts Worldwide, Inc.	2,984,952
		3,079,555
Leisure Facilities: 0.40%
40,000	Peak Resorts, Inc.	275,600
Real Estate Operating/Development: 5.04%
21,020,000	CSI Properties, Ltd.	664,499
115,200	Grainger Plc	414,759
102,000	Great Eagle Holdings, Ltd.	303,366
75,000	Hysan Development Co., Ltd.	311,611
226,000	Soundwill Holdings, Ltd.	267,699
119,166	Sun Hung Kai Properties, Ltd.	1,545,304
		3,507,238
REITs-Apartments: 8.30%
19,002	American Campus Communities, Inc.(b)	688,633
8,000	AvalonBay Communities, Inc.	1,398,560
137,764	Campus Crest Communities, Inc.(b)	732,904
19,542	Equity Residential(b)	1,467,995
78,315	Independence Realty Trust, Inc.(b)	564,651
5,000	Post Properties, Inc. REIT	291,450
18,408	UDR, Inc.(b)	634,708
		5,778,901
REITs-Diversified: 9.62%
21,409	Alexander & Baldwin, Inc.(b)	734,971
79,100	Armada Hoffler Properties, Inc.(b)	772,807
11,220	Astro Japan Property Group	41,345
43,405	Cousins Properties, Inc.	400,194
50,607	First Potomac Realty Trust(b)	556,677
2,800	Howard Hughes Corp.(a)(b)	321,272
94,634	Investors Real Estate Trust(b)	732,467
157,791	Lexington Realty Trust(b)	1,278,107
17,637	Vornado Realty Trust(b)	1,594,738
18,482	Winthrop Realty Trust, REIT(b)	265,402
		6,697,980
REITs-Healthcare: 6.83%
6,359	Care Capital Properties, Inc.(b)	209,402
50,000	MedEquities Realty Trust, Inc.(c)	812,500
22,176	Sabra Health Care REIT, Inc.	514,040
33,066	Senior Housing Properties Trust(b)	535,669
23,839	Ventas, Inc.(b)	1,336,414
19,877	Welltower, Inc.	1,346,071
		4,754,096

REITs-Hotels: 5.20%
50,000	Ashford Hospitality Prime, Inc.(a)(d)	631,350
14,700	Chatham Lodging Trust	315,756
73,559	FelCor Lodging Trust, Inc.	520,062
95,615	Host Hotels & Resorts, Inc.(b)	1,511,673
12,500	OUE Hospitality Trust	7,028
46,200	Strategic Hotels & Resorts, Inc.(a)(b)	637,098
		3,622,967
REITs-Industrial: 1.19%
59,900	Rexford Industrial Realty, Inc.	826,021
REITs-Mortgage: 2.36%
180,670	Arbor Realty Trust, Inc.(b)	1,149,061
40,000	NorthStar Realty Finance Corp.(b)	494,000
		1,643,061
REITs-Office Property: 19.96%
23,350	BioMed Realty Trust, Inc.(b)	466,533
22,851	Boston Properties, Inc.(b)	2,705,558
51,500	Brandywine Realty Trust(b)	634,480
43,282	Corporate Office Properties Trust(b)	910,220
13,800	Digital Realty Trust, Inc.	901,416
129,600	Franklin Street Properties Corp.(b)	1,393,200
23,027	HCP, Inc.	857,756
9,111	Hudson Pacific Properties, Inc.	262,306
44,400	Liberty Property Trust(b)	1,399,044
48,600	Mack-Cali Realty Corp.(b)	917,568
65,445	New York REIT, Inc.	658,377
60,400	Paramount Group, Inc.	1,014,720
61,255	Parkway Properties, Inc.(b)	953,128
7,554	SL Green Realty Corp.(b)	817,040
		13,891,346
REITs-Regional Malls: 5.03%
28,700	General Growth Properties, Inc.(b)	745,339
15,018	Simon Property Group, Inc.(b)	2,759,107
		3,504,446
REITs-Shopping Centers: 8.65%
50,796	Brixmor Property Group, Inc.(b)	1,192,690
23,300	DDR Corp.(b)	358,354
26,623	Equity One, Inc.(b)	648,004
5,989	Federal Realty Investment Trust(b)	817,199
26,297	Kimco Realty Corp.(b)	642,436
157,822	RAIT Financial Trust	782,797
11,519	Retail Properties of America, Inc., Class A	162,303
53,204	Scentre Group	145,641
42,700	Westfield Corp.	298,812
437,718	Wheeler REIT, Inc.	831,664
12,158	WP GLIMCHER, Inc.(b)	141,762
		6,021,662
REITs-Specialized: 1.98%
15,700	American Tower Corp.	1,381,286
REITs-Storage: 0.72%
36,800	National Storage Affiliates Trust(b)	498,640

REITs-Timber: 3.28%
83,500	Weyerhaeuser Co.	2,282,890
REITs-Warehouse/Industrial: 5.12%
66,200	Dream Industrial REIT	391,396
33,100	Dream Office REIT	525,830
61,441	ProLogis, Inc.(b)	2,390,055
12,919	Terreno Realty Corp.(b)	253,729
		3,561,010
Water Utilities: 0.61%
58,596	Cadiz, Inc.(a)	425,407
	Total Common Stocks (Cost $56,819,082)	62,618,931
Convertible Preferred Stocks: 3.27%
REITs-Hotels: 3.27%
	Ashford Hospitality Prime, Inc.
40,000	Series A, 5.500%(c)	908,480
	FelCor Lodging Trust, Inc.
55,000	Series A, 1.950%	1,365,650
		2,274,130
	Total Convertible Preferred Stocks (Cost $1,943,873)	2,274,130
Preferred Stocks: 9.24%
REITs-Healthcare: 1.19%
	Sabra Healthcare REIT, Inc.
32,400	Series A, 7.125%	830,412
REITs-Hotels: 0.79%
	Summit Hotel Properties, Inc.
21,900	Series C, 7.125%	547,500
REITs-Mortgage: 2.58%
	iStar Financial, Inc.
31,466	Series G, 7.650%	741,024
	NorthStar Realty Finance Corp.
33,900	Series D, 8.500%	813,600
10,000	Series E, 8.750%	242,300
		1,796,924
REITs-Office Property: 0.55%
	Digital Realty Trust, Inc.
15,000	Series E, 7.000%	382,650
REITs-Shopping Centers: 4.13%
	Kite Realty Group Trust
35,000	Series A, 8.250%	891,275
	RAIT Financial Trust
58,775	Series A, 7.750%	1,069,705
	Saul Centers, Inc.
5,000	Series C, 6.875%	128,750
	Urstadt Biddle Properties, Inc.
30,000	Series F, 7.125%	789,000
		2,878,730
	Total Preferred Stocks (Cost $5,726,578)	6,436,216

Principal Amount
Corporate Bonds: 1.23%
Department Stores: 1.23%
	JC Penney Corp., Inc., Sr. Unsec. Notes
$ 1,100,000	7.400%, 04/01/37	855,250
	Total Corporate Bonds (Cost $769,498)	855,250
Convertible Corporate Bonds: 1.08%
REITs-Diversified: 1.08%
	Consolidated-Tomoka Land Co.
750,000	4.500%, 03/15/20 (c)	750,469
	Total Convertible Corporate Bonds (Cost $750,000)	750,469
	Total Investments: 104.77% (Cost $66,009,031)	72,934,996
	Net Other Assets and Liabilities: (4.77)%	(3,322,768)
	Net Assets: 100.00%	$69,612,228

Shares
Schedule of Securities Sold Short
Common Stocks
(10,000)	Apartment Investment & Management Co., Class A	$(370,200)
(30,000)	Duke Realty Corp.	(571,500)
(3,500)	Essex Property Trust, Inc.	(781,970)
(5,000)	Lennar Corp., Class A	(240,650)
(10,000)	Macerich Co.	(768,200)
(10,000)	Pennsylvania REIT	(198,300)
(3,000)	Sherwin-Williams Co.	(668,340)
(10,075)	Wyndham Worldwide Corp.	(724,393)
Exchange-Traded Funds
(10,000)	SPDR® S&P® Homebuilders ETF	(342,300)
	Total Securities Sold Short
	(Proceeds $3,640,027)	$(4,665,853)

Contracts
Schedule Of Options Written
(30)	Ventas, Inc., Expires November 2015 at $70.00 Call	$(4,200)
	Total Options Written
	(Premiums $4,209)	$(4,200)

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security, or portion of security, is being held as collateral for short sales, options written, and the line(s) of credit. At period end, the aggregate market value of those securities was $29,229,525, representing 41.99% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,471,449, representing 3.55% of net assets.
(d)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
06/09/15	Ashford Hospitality Prime, Inc.(a)(d)	$734,750	$631,350	0.91%

Investment Abbreviations:

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

S&P—Standard & Poor’s

SPDR—Standard & Poor’s Depositary Receipts

Sr.—Senior

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Select EM Dividend Fund

September 30, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 78.76%
Bangladesh: 0.13%
171,704	Beximco Pharmaceuticals, Ltd., GDR(a)	$55,196
Brazil: 5.00%
86,085	AMBEV SA, ADR	421,817
206,300	BM&F Bovespa SA - Bolsa de Valores Mercadorias e Futuros	572,405
182,000	Hypermarcas SA(b)	696,875
90,270	Transmissora Alianca de Energia Electria SA	434,671
		2,125,768
Cambodia: 2.18%
1,545,200	NagaCorp., Ltd.	925,120
Chile: 2.05%
433,065	Quinenco SA	871,064
China: 11.61%
1,924,000	Century Sage Scientific Holdings, Ltd.(a)	337,629
771,500	China Galaxy Securities Co., Ltd., Class H	541,540
1,192,475	China Machinery Engineering Corp., Class H	1,024,752
892,000	China Petroleum & Chemical Corp., Class H	542,102
49,018	China Yuchai International, Ltd.	606,353
651,000	Cosmo Lady China Holdings Co., Ltd.(a)(c)	688,796
950,000	Qinhuangdao Port Co., Ltd., Class H	446,191
212,900	Sinopharm Group Co., Ltd., Class H	744,458
		4,931,821
Czech Republic: 2.23%
26,813	Pegas Nonwovens SA	947,070
Egypt: 0.16%
43,404	Arabian Cement Co.(d)	66,408
Georgia: 1.86%
28,951	Bank of Georgia Holdings Plc(e)	790,073
Hong Kong: 3.39%
415,850	China Gas Holdings, Ltd.	570,918
584,550	Guangdong Investment, Ltd.	868,900
		1,439,818

India: 1.86%
21,800	State Bank of India, GDR(a)	792,430
Indonesia: 4.51%
870,500	AKR Corporindo Tbk PT	347,606
11,065,300	Arwana Citramulia Tbk PT	336,868
4,005,280	Astra Graphia Tbk PT	485,281
676,900	Bank Mandiri Persero Tbk PT	366,173
4,059,900	Kalbe Farma Tbk PT	381,049
		1,916,977
Malaysia: 3.31%
755,800	Globetronics Technology Bhd	1,074,618
78,878	Oldtown Bhd	22,789
763,080	Silverlake Axis, Ltd.	308,331
		1,405,738
Mexico: 4.64%
446,200	Bolsa Mexicana de Valores SAB de CV(e)	699,988
6,304	Fomento Economico Mexicano SAB de CV, Sponsored ADR	562,632
389,675	PLA Administradora Industrial S de RL de CV, REIT(e)	710,893
		1,973,513
Peru: 2.08%
5,619	Credicorp, Ltd.	597,637
354,507	Grana y Montero SAA	285,159
		882,796
Philippines: 6.14%
1,325,030	8990 Holdings, Inc.	184,552
7,402,312	D&L Industries, Inc.	1,582,137
539,160	Robinsons Retail Holdings, Inc.(e)	841,500
		2,608,189
Poland: 0.66%
25,339	Prime Car Management SA	279,385
Russia: 3.21%
549,213	HMS Hydraulic Machines and Systems Group Plc, GDR(a)(b)(d)	202,660
9,788	Lukoil OAO, Sponsored ADR	333,379
24,700	MMC Norilsk Nickel OJSC, ADR	354,321
65,421	Mobile Telesystems OJSC, Sponsored ADR	472,340
		1,362,700
Singapore: 1.24%
462,600	OSIM International, Ltd.(e)	528,249
South Africa: 1.81%
60,050	MTN Group, Ltd.	771,288
South Korea: 1.58%
50,000	Mirae Asset Life Insurance Co., Ltd.(b)	252,257

18,978	Samjin Pharmaceutical Co., Ltd.	421,093
		673,350
Sri Lanka: 2.00%
177,571	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	165,255
439,625	Hatton National Bank Plc, Non-Voting Depository Receipt	544,786
3,069,318	Piramal Glass Ceylon Plc	139,021
		849,062
Taiwan: 7.92%
126,276	FineTek Co., Ltd.	316,769
1,045,250	Formosan Rubber Group, Inc.	569,804
534,725	Kinik Co.	787,614
27,094	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	562,201
18,000	Voltronic Power Technology Corp.	233,422
684,700	Wah Lee Industrial Corp.(e)	895,189
		3,364,999
Thailand: 4.07%
516,719	Bangkok Aviation Fuel Services Pcl	355,916
2,944,976	Jasmine International Pcl	454,384
982,000	RS Pcl	284,089
2,119,673	TTW Pcl	636,573
		1,730,962
Turkey: 2.50%
585,874	Anadolu Hayat Emeklilik AS	1,061,229
Ukraine: 0.61%
28,959	MHP SA, GDR(a)	260,631
United Kingdom: 1.62%
245,611	Stock Spirits Group Plc(e)	689,221
Vietnam: 0.39%
36,792	Vietnam Dairy Products JSC	163,684
	Total Common Stocks (Cost $40,215,637)	33,466,741
Loan Participation Notes: 0.65%
Bangladesh: 0.65%
296,800	Titas Gas Transmission & Distribution Co., Ltd., (Loan Participation Notes issued by Deutsche Bank AG, London), expiring 01/27/21	278,960
	Total Loan Participation Notes (Cost $315,350)	278,960

Principal Amount
Collateralized Mortgage Obligations: 1.77%
United States: 1.77%
	FHLMC, REMICS
$521,723	3.000%, 06/15/27(f)	55,737
266,055	3.000%, 09/15/31(f)	32,259
378,377	4.000%, 05/15/26(f)	39,818
	FNMA, REMICS
39,202	5.000%, 03/25/23(f)	2,053
26,239	5.000%, 03/25/24(f)	1,757
11,290	6.306%, 08/25/36(f)(g)	3,493
	GNMA, REMICS
1,033,502	5.814%, 05/20/41(f)(g)	184,801
260,862	6.391%, 09/16/33(f)(g)	53,352
	Morgan Stanley Capital I Trust, Series 2003-IQ4, Class J
364,000	5.500%, 05/15/40(c)(d)(g)	379,585
		752,855
	Total Collateralized Mortgage Obligations (Cost $884,780)	752,855
Corporate Bonds: 1.69%
United States: 1.69%
	Arch Coal, Inc., Sr. Unsec. Notes
500,000	7.250%, 10/01/20	60,000
	Citigroup, Inc., Sr. Unsec. Medium-Term Notes
140,000	2.320%, 05/30/33(g)	96,383
	Claire’s Stores, Inc., Second Lien Notes
250,000	8.875%, 03/15/19	100,000
	Hecla Mining Co., Sr. Unsec. Notes
300,000	6.875%, 05/01/21	243,000
	International Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Notes, Class 1
261,000	5.436%, 08/28/34(g)	216,956
		716,339
	Total Corporate Bonds (Cost $1,275,020)	716,339

Total Investments: 82.87% (Cost $42,690,787)	35,214,895
Net Other Assets and Liabilities: 17.13%	7,278,051	(h)
Net Assets: 100.00%	$42,492,946

Percentages are stated as a percent of net assets.

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate market value of those securities was $2,337,342, representing 5.50% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,068,381, representing 2.51% of net assets.
(d)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(e)	Security, or portion of security, is being held as collateral for the line of credit. At period end, the aggregate market value of those securities was $4,470,355, representing 10.52% of net assets.
(f)	Interest only security.
(g)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2015.
(h)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
MSCI Emerging Markets E-Mini Futures	Long	80	12/21/15	$3,164,400	$58,678
Total Futures Contracts				$3,164,400	$58,678

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
05/14/14	Arabian Cement Co.(d)	$55,201	$66,408	0.16%
05/24/13-05/06/14	HMS Hydraulic Machines and Systems Group Plc, GDR(a)(b)(d)	1,125,582	202,660	0.48%
09/05/13	Morgan Stanley Capital I Trust, Series 2003-IQ4, Class J
	5.500%, 05/15/40(c)(d)(g)	368,603	379,585	0.89%
		$1,549,386	$648,653	1.53%

Investment Abbreviations:

ADR—American Depositary Receipt

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GDR—Global Depositary Receipt

GNMA—Government National Mortgage Association

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

REMICS—Real Estate Mortgage Investment Conduits

Sr.—Senior

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Select Income Fund

September 30, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 38.27%
Energy Equipment & Services: 0.04%
1,700,000	GreenHunter Resources, Inc.(a)(b)	$510,000
Financials: 0.74%
675,000	Ladder Capital Corp.(a)	9,666,000
Hotels, Restaurants & Leisure: 0.63%
1,182,571	Peak Resorts, Inc.(a)(c)	8,147,914
REITs-Apartments: 2.07%
3,715,000	Campus Crest Communities, Inc.(a)(c)	19,763,800
296,296	Clipper Realty, Inc.(b)(d)	4,074,070
420,000	Independence Realty Trust, Inc.(a)	3,028,201
		26,866,071
REITs-Diversified: 3.34%
100,000	American Assets Trust, Inc.(a)	4,086,000
255,000	Armada Hoffler Properties, Inc.(a)	2,491,350
20,000	Spirit Realty Capital, Inc.	182,800
750,000	VEREIT, Inc.(a)	5,790,000
335,000	W.P. Carey & Co., Inc.(a)	19,366,350
800,000	Winthrop Realty Trust, REIT(a)	11,488,000
		43,404,500
REITs-Healthcare: 4.73%
1,575,000	MedEquities Realty Trust, Inc.(d)	25,593,750
1,550,000	Sabra Health Care REIT, Inc.(a)	35,929,000
		61,522,750
REITs-Hotels: 5.35%
1,850,000	Chatham Lodging Trust(a)	39,738,000
2,550,000	Summit Hotel Properties, Inc.(a)	29,758,500
		69,496,500
REITs-Mortgage: 2.14%
525,000	Ares Commercial Real Estate Corp.(a)	6,294,750
1,100,000	Colony Capital, Inc., Class A(a)	21,516,000
		27,810,750
REITs-Office Property: 6.57%
600,000	BioMed Realty Trust, Inc.	11,988,000
3,440,000	Franklin Street Properties Corp.(a)	36,980,000
920,000	Mack-Cali Realty Corp.(a)	17,369,600
1,000,000	Select Income REIT	19,010,000
		85,347,600
REITs-Regional Malls: 1.40%
1,565,000	WP GLIMCHER, Inc.(a)	18,247,900
REITs-Residential: 2.71%
584,000	American Homes 4 Rent, Class A(a)	9,390,720

250,000	American Residential Properties, Inc.(b)(d)	4,317,500
1,100,000	American Residential Properties, Inc.(a)	18,997,000
200,000	Great Ajax Corp.(a)	2,474,000
		35,179,220
REITs-Shopping Centers: 2.71%
600,000	Kite Realty Group Trust(a)	14,286,000
1,265,000	Retail Opportunity Investments Corp.(a)	20,923,100
		35,209,100
REITs-Specialized: 0.12%
150,000	Farmland Partners, Inc.(a)	1,575,000
REITs-Storage: 2.21%
2,120,000	National Storage Affiliates Trust(a)(c)	28,726,000
REITs-Warehouse/Industrial: 3.51%
1,240,000	Monmouth Real Estate Investment Corp.(a)	12,090,000
1,840,000	STAG Industrial, Inc.(a)	33,506,400
		45,596,400
	Total Common Stocks (Cost $497,643,407)	497,305,705
Convertible Preferred Stocks: 10.78%
REITs-Diversified: 1.11%
	Lexington Realty Trust
303,428	Series C, 6.500%(a)	14,424,967
REITs-Hotels: 6.46%
	Ashford Hospitality Prime, Inc.
2,560,000	Series A, 5.500%(d)	58,142,720
	FelCor Lodging Trust, Inc.
1,039,238	Series A, 1.950%(a)	25,804,279
		83,946,999
REITs-Office Property: 0.22%
	Alexandria Real Estate Equities, Inc.
102,798	Series D, 7.000%	2,775,546
REITs-Shopping Centers: 1.05%
	Ramco-Gershenson Properties Trust
245,700	Series D, 7.250%(a)	13,678,119
REITs-Specialized: 1.94%
	EPR Properties
248,700	Series C, 5.750%	5,511,192
644,101	Series E, 9.000%(a)	19,715,932
		25,227,124
	Total Convertible Preferred Stocks (Cost $70,227,097)	140,052,755
Preferred Stocks: 52.99%
Consumer Products: 2.44%
	CHS, Inc.
1,021,461	Series 4, 7.500%	27,068,717
	Dairy Farmers of America, Inc.
45,000	7.875%(d)	4,582,971
		31,651,688

Oil, Gas & Consumable Fuels: 0.64%
	TravelCenters of America Llc
220,000	8.250%	5,528,600
	Vanguard Natural Resources Llc
80,361	Series A, 7.875%	1,468,999
88,938	Series B, 7.625%	1,353,636
		8,351,235
REITs-Apartments: 2.89%
	Apartment Investment & Management Co.
120,000	Series Z, 7.000%	3,040,800
	Campus Crest Communities, Inc.
271,045	Series A, 8.000%	6,594,525
	Essex Property Trust, Inc.
177,795	Series H, 7.125%	4,564,887
	Sun Communities, Inc.
280,000	Series A, 7.125%	7,207,200
	UMH Properties, Inc.
630,000	Series A, 8.250%(a)	16,178,400
		37,585,812
REITs-Diversified: 2.67%
	First Potomac Realty Trust
943,750	Series A, 7.750%	24,037,313
	Investors Real Estate Trust
412,000	Series B, 7.950%	10,613,120
		34,650,433
REITs-Healthcare: 2.07%
	Sabra Healthcare REIT, Inc.
1,047,943	Series A, 7.125%	26,858,779
REITs-Hotels: 8.78%
	Ashford Hospitality Trust, Inc.
199,047	Series A, 8.550%(a)	5,068,732
1,003,514	Series D, 8.450%	25,599,642
510,035	Series E, 9.000%(a)	13,113,000
	Chesapeake Lodging Trust
387,500	Series A, 7.750%	10,123,437
	Hersha Hospitality Trust
715,589	Series B, 8.000%(a)	18,032,843
275,000	Series C, 6.875%	6,897,000
	LaSalle Hotel Properties
120,000	Series H, 7.500%	3,014,400
	Pebblebrook Hotel Trust
371,979	Series A, 7.875%(a)	9,444,547
	Summit Hotel Properties, Inc.
237,888	Series B, 7.875%	6,185,088
292,500	Series C, 7.125%	7,312,500
	Sunstone Hotel Investors, Inc.
365,592	Series D, 8.000%(a)	9,322,596
		114,113,785
REITs-Industrial: 0.70%
	CorEnergy Infrastructure Trust, Inc.
400,000	Series A, 7.375%	9,096,000
REITs-Manufactured Homes: 1.32%
	Equity LifeStyle Properties, Inc.
657,290	Series C, 6.750%(a)	17,220,998

REITs-Mortgage: 10.29%
	Colony Capital, Inc.
924,901	Series A, 8.500%(a)	23,631,221
371,700	Series B, 7.500%	9,192,141
400,000	Series C, 7.125%	8,744,000
	iStar Financial, Inc.
266,011	Series D, 8.000%(a)	6,397,564
861,299	Series E, 7.875%(a)	20,412,786
567,811	Series F, 7.800%(a)	13,349,237
848,247	Series G, 7.650%(a)	19,976,217
450,000	Series I, 7.500%(a)	10,368,000
	NorthStar Realty Finance Corp.
580,000	Series E, 8.750%	14,053,400
	Resource Capital Corp.
440,000	8.250%	7,550,400
		133,674,966
REITs-Office Property: 5.71%
	Corporate Office Properties Trust
200,000	Series L, 7.375%	5,100,000
	Digital Realty Trust, Inc.
436,989	Series F, 6.625%	11,055,822
	DuPont Fabros Technology, Inc.
1,369,000	Series A, 7.875%(a)	34,252,380
551,174	Series B, 7.625%(a)	13,862,026
	Gramercy Property Trust, Inc.
265,979	Series B, 7.125%	6,782,464
	Highwoods Properties, Inc.
2,624	Series A, 8.625%	3,202,756
		74,255,448
REITs-Regional Malls: 2.95%
	CBL & Associates Properties, Inc.
889,109	Series D, 7.375%(a)	22,254,398
	General Growth Properties, Inc.
210,622	Series A, 6.375%	5,109,690
	Taubman Centers, Inc.
100,000	Series K, 6.250%	2,486,000
	WP GLIMCHER, Inc.
340,669	Series I, 6.875%	8,469,031
		38,319,119
REITs-Residential: 2.49%
	American Homes 4 Rent
204,044	Series A, 5.000%	5,070,493
250,000	Series B, 5.000%	6,227,500
841,000	Series C, 5.500%(a)	21,032,569
		32,330,562
REITs-Shopping Centers: 6.69%
	Cedar Realty Trust, Inc.
350,000	Series B, 7.250%	8,456,000
	Inland Real Estate Corp.
520,000	Series A, 8.125%	13,332,800
	Kite Realty Group Trust
3,300	Series A, 8.250%	84,035
	RAIT Financial Trust
322,700	Series A, 7.750%	5,873,140
	Retail Properties of America, Inc.
250,000	Series A, 7.000%	6,400,000
	Saul Centers, Inc.
775,000	Series C, 6.875%	19,956,250

	Urstadt Biddle Properties, Inc.
810,000	Series F, 7.125%(a)	21,303,000
450,000	Series G, 6.750%	11,517,750
		86,922,975
REITs-Specialized: 1.17%
	CoreSite Realty Corp.
400,000	Series A, 7.250%	10,240,000
	EPR Properties
200,000	Series F, 6.625%	4,930,000
		15,170,000
REITs-Warehouse/Industrial: 2.18%
	Monmouth Real Estate Investment Corp.
432,050	Series A, 7.625%(a)	11,060,480
473,028	Series B, 7.875%	12,440,636
	STAG Industrial, Inc.
200,000	Series B, 6.625%	4,850,000
		28,351,116
	Total Preferred Stocks (Cost $673,004,177)	688,552,916

Principal Amount
Contingent Convertible Securities: 1.18%
Department Stores: 1.18%
	JC Penney Corp., Inc., Sr. Unsec. Notes
$21,810,000	7.625%, 03/01/97	15,376,050
	Total Contingent Convertible Securities (Cost $16,106,250)	15,376,050
Corporate Bonds: 2.66%
Consumer Products: 1.15%
	Land O’Lakes, Inc., Unsec. Notes
14,500,000	8.000%, Perpetual Maturity (d)(e)	14,880,625
Department Stores: 1.51%
	JC Penney Corp., Inc., Sr. Unsec. Notes
8,650,000	6.375%, 10/15/36	6,055,000
17,535,000	7.400%, 04/01/37	13,633,463
		19,688,463
	Total Corporate Bonds (Cost $33,376,133)	34,569,088
Convertible Corporate Bonds: 2.44%
REITs-Diversified: 2.44%
	Consolidated-Tomoka Land Co.
19,250,000	4.500%, 03/15/20 (d)	19,262,031
	CorEnergy Infrastructure Trust, Inc.
14,000,000	7.000%, 06/15/20	12,451,250
		31,713,281

	Total Convertible Corporate Bonds (Cost $33,264,329)	31,713,281
	Total Investments: 108.32% (Cost $1,323,621,393)	1,407,569,795
	Net Other Assets and Liabilities: (8.32)%	(108,099,676)
	Net Assets: 100.00%	$1,299,470,119

Shares
Schedule of Securities Sold Short
Exchange-Traded Funds
(1,000,000)	iShares® Dow Jones U.S. Real Estate Index Fund	$(70,950,000)
	Total Securities Sold Short (Proceeds $70,797,577)	$(70,950,000)

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for securities sold short or the line(s) of credit. At period end, the aggregate market value of those securities was $614,599,622 representing 47.30% of net assets.
(b)	Non-income producing security.
(c)	Affiliated company. See Note 3 for more information.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $130,853,667, representing 10.07% of net assets.
(e)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Investment Abbreviations:

REIT—Real Estate Investment Trust

Sr.—Senior

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Select Opportunity Fund

September 30, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 60.50%
Banks: 11.21%
126,960	Barclays Plc	$468,911
60,000	Commerzbank AG(a)	631,689
54,680	Green Bancorp, Inc.(a)(b)	626,633
85,000	Unione di Banche Italiane SCpA	602,168
		2,329,401
Capital Markets: 1.19%
12,084	FBR & Co.	246,755
Energy Equipment & Services: 1.03%
716,697	GreenHunter Resources, Inc.(a)(b)	215,009
Healthcare Providers & Services: 5.24%
177,565	Genesis Healthcare, Inc.(a)(b)	1,088,474
Hotels & Motels: 2.92%
60,000	Belmond, Ltd., Class A(a)(b)	606,600
Hotels, Restaurants & Leisure: 2.49%
75,000	Peak Resorts, Inc.(b)	516,750
Multiline Retail: 0.41%
5,000	Hudson’s Bay Co.	84,601
Other: 1.20%
90,000	Tesco Plc	249,422
Real Estate Management & Development: 3.08%
5,362	Fonciere de Paris SIIC	641,091
REITs-Apartments: 1.07%
30,810	Independence Realty Trust, Inc.(b)	222,140
REITs-Diversified: 3.19%
150,000	CorEnergy Infrastructure Trust, Inc.(b)	663,000
REITs-Healthcare: 2.23%
20,000	Sabra Health Care REIT, Inc.	463,600
REITs-Hotels: 9.11%
150,000	Ashford Hospitality Prime, Inc.(a)(c)	1,894,050
REITs-Industrials: 1.98%
14,600	Granite Real Estate Investment Trust	411,141
REITs-Mortgage: 4.48%
50,000	Ares Commercial Real Estate Corp.(b)	599,500
5,000	Starwood Hotels & Resorts Worldwide, Inc.	332,400
		931,900

REITs-Residential: 4.99%
60,000	American Residential Properties, Inc.(b)	1,036,200
REITs-Shopping Centers: 1.79%
60,000	Cedar Realty Trust, Inc.(b)	372,600
REITs-Timber: 2.89%
22,000	Weyerhaeuser Co.(b)	601,480
	Total Common Stocks (Cost $14,276,393)	12,574,214
Exchange-Traded Funds: 5.42%
46,300	ProShares® UltraShort Euro(a)(b)	1,127,868
	Total Exchange-Traded Funds (Cost $1,067,622)	1,127,868
Preferred Stocks: 21.77%
Banks: 5.05%
	Citigroup Capital XIII, Jr. Sub. Notes
21,000	7.875%(b)(d)	539,490
	Wintrust Financial Corp.
20,000	Series D, 6.500%(b)	510,000
		1,049,490
Consumer Products: 2.45%
	Dairy Farmers of America, Inc.
5,000	7.875%(e)	509,219
Insurance: 4.10%
	AmTrust Financial Services, Inc.
34,000	Series D, 7.500%(b)	852,040
Marine: 1.48%
	Star Bulk Carriers Corp., Sr. Unsec. Notes
15,000	8.000%	306,750
Oil, Gas & Consumable Fuels: 1.83%
	Vanguard Natural Resources Llc
25,000	Series B, 7.625%(b)	380,500
REITs-Residential: 6.86%
	American Homes 4 Rent
27,220	Series A, 5.000%(b)	676,417
30,000	Series C, 5.500%(b)	750,270
		1,426,687
	Total Preferred Stocks (Cost $4,766,100)	4,524,686

Principal Amount
Contingent Convertible Securities: 6.90%
Banks: 6.90%
	Deutsche Bank AG, Jr. Sub. Notes
$ 500,000	7.500%, Perpetual Maturity(f)(g)	476,875

	Unicredit Spa, Jr. Sub. Notes
1,000,000	8.000%, Perpetual Maturity(f)(g)	956,689
		1,433,564
	Total Contingent Convertible Securities (Cost $1,490,325)	1,433,564
Corporate Bonds: 9.15%
Banks: 2.38%
	Societe Generale SA, Jr. Sub. Notes
500,000	8.000%, Perpetual Maturity(e)(f)(g)	493,994
Consumer Discretionary: 1.68%
	JC Penney Corp., Inc., Sr. Unsec. Notes
500,000	6.375%, 10/15/36	350,000
Consumer Products: 2.47%
	Land O’Lakes, Inc., Unsec. Notes
500,000	8.000%, Perpetual Maturity(e)(g)	513,125
REITs-Specialized: 2.62%
	Memorial Production Partners LP / Memorial Production Finance Corp., Sr. Unsec. Notes
800,000	7.625%, 05/01/21	544,000
	Total Corporate Bonds (Cost $2,096,265)	1,901,119
Convertible Corporate Bonds: 4.81%
REITs-Diversified: 4.81%
	Consolidated-Tomoka Land Co.
1,000,000	4.500%, 03/15/20(e)	1,000,625
	Total Convertible Corporate Bonds (Cost $1,000,000)	1,000,625
	Total Investments: 108.55% (Cost $24,696,705)	22,562,076
	Net Other Assets and Liabilities: (8.55)%	(1,778,044)
	Net Assets: 100.00%	$20,784,032

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security, or portion of security, is being held as collateral for the line of credit. At period end, the aggregate market value of those securities was $9,782,746, representing 47.07% of net assets.
(c)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(d)	Dividend rate will change at a future date. Dividend rate shown reflects the rate in effect at September 30, 2015.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,516,963, representing 12.11% of net assets.

(f)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2015.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
06/09/15	Ashford Hospitality Prime, Inc.(a)(c)	$2,204,250	$1,894,050	9.11%

Investment Abbreviations:

Jr.—Junior

REIT—Real Estate Investment Trust

Sr.—Senior

Sub.—Subordinated

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Tactical Enhanced Fund

September 30, 2015 (Unaudited)

	Value (Note 1)
Total Investments: 0.00% (Cost $0)	$0
Net Other Assets and Liabilities: 100.00%	18,534,376	(a)
Net Assets: 100.00%	$18,534,376

Percentages are stated as a percent of net assets.

(a)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
E-Mini S&P 500® Futures	Long	60	12/21/15	$5,726,100	$52,175
Total Futures Contracts				$5,726,100	$52,175

Investment Abbreviations:

S&P—Standard & Poor’s

Portfolio of Investments (Note 1)

Forward Tactical Growth Fund

September 30, 2015 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 20.37%
648,861	SPDR® S&P 500® ETF Trust	$124,341,233
	Total Exchange-Traded Funds (Cost $123,167,249)	124,341,233
	Total Investments: 20.37% (Cost $123,167,249)	124,341,233
	Net Other Assets and Liabilities: 79.63%	486,017,835
	Net Assets: 100.00%	$610,359,068

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ETF—Exchange-Traded Fund

S&P—Standard & Poor’s

SPDR—Standard & Poor’s Depository Receipts

Portfolio of Investments (Note 1)

Forward Total MarketPlus Fund

September 30, 2015 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 71.84%
22,600	iShares Russell 3000® ETF	$2,573,914
10,470	Vanguard Mortgage-Backed Securities ETF	558,679
47,750	Vanguard Short-Term Corporate Bond ETF	3,806,153
125,750	Vanguard Short-Term Government Bond ETF	7,698,415
	Total Exchange-Traded Funds (Cost $14,718,152)	14,637,161
Principal Amount
Agency Pass-Through Securities: 15.60%
Federal Home Loan Mortgage Corporation (FHLMC): 5.18%
	FHLMC
$7,934	1.852%, 06/01/20(a)	8,055
23,360	1.875%, 04/01/18(a)	23,522
60,307	1.880%, 12/01/35(a)	63,416
47,671	1.925%, 07/01/29(a)	50,271
5,278	1.940%, 03/01/19(a)	5,356
71,743	1.955%, 12/01/35(a)	75,508
3,900	1.960%, 11/01/26(a)	4,014
77,771	1.978%, 02/01/36(a)	81,773
65,843	2.067%, 01/01/37(a)	69,386
9,113	2.172%, 10/01/28(a)	9,523
2,446	2.189%, 01/01/26(a)	2,591
168	2.200%, 03/01/17(a)	168
75,887	2.222%, 08/01/33(a)	79,989
10,072	2.247%, 09/01/36(a)	10,641
3,734	2.250%, 07/01/19(a)	3,774
3,225	2.250%, 11/01/22(a)	3,334
10,436	2.266%, 05/01/33(a)	11,044
2,062	2.276%, 12/01/22(a)	2,083
29,244	2.276%, 09/01/28(a)	30,559
3,563	2.337%, 09/01/27(a)	3,795
1,570	2.342%, 10/01/22(a)	1,619
802	2.346%, 03/01/24(a)	808
1,517	2.350%, 09/01/30(a)	1,599
4,116	2.350%, 10/01/32(a)	4,274
6,807	2.355%, 10/01/31(a)	7,082
9,914	2.358%, 01/01/37(a)	10,590
3,331	2.372%, 12/01/27(a)	3,453
29,274	2.375%, 02/01/33(a)	29,443
18,965	2.378%, 05/01/36(a)	20,170
15,419	2.394%, 06/01/37(a)	16,420
56,598	2.397%, 07/01/30(a)	58,676

4,486	2.404%, 12/01/27(a)	4,723
15,446	2.416%, 09/01/30(a)	16,099
5,527	2.423%, 03/01/33(a)	5,695
5,647	2.438%, 02/01/32(a)	5,886
1,253	2.440%, 06/01/19(a)	1,259
38,465	2.445%, 08/01/35(a)	41,093
10,788	2.449%, 07/01/31(a)	11,173
8,639	2.450%, 05/01/35(a)	9,210
12,695	2.465%, 08/01/32(a)	13,474
13,352	2.475%, 06/01/35(a)	13,565
17,256	2.492%, 10/01/20(a)	17,605
9,482	2.492%, 09/01/30(a)	9,885
23,728	2.494%, 11/01/28(a)	24,729
3,077	2.509%, 01/01/24(a)	3,162
2,253	2.542%, 01/01/28(a)	2,395
95,729	2.560%, 03/01/32(a)	100,604
5,515	2.822%, 02/01/31(a)	5,648
32,316	2.926%, 01/01/29(a)	34,428
3,752	5.496%, 08/01/24(a)	3,976
35,190	5.624%, 11/01/30(a)	36,905
		1,054,450
Federal National Mortgage Association (FNMA): 10.42%
	FNMA
1,725	1.375%, 06/01/21(a)	1,738
2,592	1.511%, 09/01/33(a)	2,713
26,257	1.563%, 01/01/31(a)	26,355
128,133	1.568%, 06/01/40(a)	131,744
6,394	1.568%, 07/01/40(a)	6,418
36,795	1.568%, 11/01/40(a)	38,172
3,454	1.596%, 11/01/33(a)	3,630
10,415	1.610%, 03/01/28(a)	10,812
8,121	1.621%, 11/01/33(a)	8,479
12,558	1.656%, 09/01/27(a)	13,147
12,498	1.731%, 05/01/32(a)	13,352
26,026	1.750%, 10/01/34(a)	26,686
13,463	1.788%, 08/01/33(a)	14,094
5,648	1.847%, 12/01/24(a)	5,876
42,688	1.865%, 05/01/36(a)	44,830
876	1.875%, 09/01/17(a)	883
5,166	1.875%, 01/01/20(a)	5,335
20,647	1.880%, 01/01/35(a)	21,535
30,997	1.880%, 11/01/35(a)	32,610
100,665	1.885%, 02/01/33(a)	105,517
15,882	1.888%, 01/01/23(a)	16,499
9,127	1.892%, 11/01/33(a)	9,320
15,853	1.892%, 01/01/35(a)	16,662
23,260	1.903%, 04/01/36(a)	24,489
28,319	1.925%, 05/01/33(a)	29,730
72,784	1.925%, 11/01/34(a)	74,630
27,495	1.925%, 05/01/35(a)	28,918
22,947	1.925%, 03/01/36(a)	24,133
8,298	1.925%, 04/01/36(a)	8,675
57,903	1.940%, 06/01/35(a)	60,933
38,895	1.945%, 11/01/35(a)	40,905
5,756	1.952%, 10/01/35(a)	6,093
2,824	1.978%, 04/01/18(a)	2,953
18,454	2.000%, 10/01/17(a)	18,702
42,364	2.015%, 04/01/36(a)	44,643
3,700	2.085%, 04/01/18(a)	3,766
6,100	2.089%, 08/01/29(a)	6,440

36,363	2.101%, 01/01/33(a)	38,749
50,320	2.105%, 12/01/32(a)	53,307
79,851	2.115%, 12/01/34(a)	83,977
4,733	2.117%, 01/01/25(a)	4,943
37,771	2.120%, 02/01/35(a)	40,187
99,882	2.145%, 11/01/34(a)	106,305
7,711	2.159%, 12/01/32(a)	8,053
2,232	2.163%, 11/01/17(a)	2,267
315,864	2.165%, 11/01/35(a)	331,947
21,848	2.185%, 11/01/34(a)	23,329
21,177	2.217%, 04/01/33(a)	22,351
18,502	2.218%, 02/01/25(a)	19,662
14,143	2.250%, 03/01/35(a)	15,102
5,502	2.251%, 04/01/33(a)	5,840
57,152	2.262%, 07/01/35(a)	60,783
2,281	2.275%, 04/01/33(a)	2,307
28,806	2.278%, 01/01/33(a)	30,395
28,219	2.310%, 03/01/35(a)	30,014
25,458	2.319%, 07/01/33(a)	27,094
6,702	2.319%, 07/01/34(a)	7,097
30,541	2.326%, 04/01/40(a)	32,572
6,927	2.368%, 06/01/32(a)	7,324
5,736	2.376%, 05/01/32(a)	6,017
4,497	2.404%, 07/01/29(a)	4,610
94,564	2.426%, 02/01/37(a)	100,071
2,952	2.432%, 05/01/33(a)	3,124
26,779	2.456%, 03/01/38(a)	28,220
8,894	2.533%, 09/01/39(a)	9,405
10,263	2.553%, 09/01/33(a)	10,879
8,049	2.567%, 07/01/28(a)	8,427
35,110	2.617%, 01/01/28(a)	36,727
23,904	2.691%, 12/01/30(a)	25,520
3,495	3.362%, 04/01/33(a)	3,642
1,108	3.859%, 10/01/27(a)	1,110
410	4.500%, 02/01/18(a)	412
		2,123,186
	Total Agency Pass-Through Securities (Cost $3,093,690)	3,177,636
	Total Investments: 87.44% (Cost $17,811,842)	17,814,797
	Net Other Assets and Liabilities: 12.56%	2,559,822	(b)
	Net Assets: 100.00%	$20,374,619

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2015.
(b)	Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Merrill Lynch Financial Markets, Inc.	Russell 3000® Total Return Index	1-month LIBOR plus 9 Bps	Total Return	10/31/16	$17,798,697	$—
Total of Total Return Swap Contracts					$17,798,697	$—

Investment Abbreviations:

Bps—Basis Points

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

Portfolio of Investments (Note 1)

Forward Balanced Allocation Fund

September 30, 2015 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 99.56%
31,216	Forward Commodity Long/Short Strategy Fund—Class Z(a)	6.94%	$571,872
42,274	Forward Credit Analysis Long/Short Fund—Institutional Class	3.81%	313,670
17,466	Forward Dynamic Income Fund—Institutional Class	5.25%	432,984
83,515	Forward EM Corporate Debt Fund—Institutional Class	7.99%	658,098
18,492	Forward Frontier Strategy Fund—Class Z	1.96%	161,435
19,275	Forward High Yield Bond Fund—Class Z	2.13%	175,209
270,700	Forward International Dividend Fund—Institutional Class	21.68%	1,786,618
9,873	Forward International Real Estate Fund—Institutional Class	1.64%	135,168
199,759	Forward Investment Grade Fixed-Income Fund—Class Z	26.79%	2,207,340
6,898	Forward Real Estate Fund—Institutional Class	1.20%	99,326
32,719	Forward Select EM Dividend Fund—Institutional Class	6.42%	528,745
17,413	Forward Select Opportunity Fund—Institutional Class	4.86%	400,332
19,378	Forward Total MarketPlus Fund—Class Z	8.89%	732,302
	Total Affiliated Investment Companies (Cost $8,376,586)		8,203,099
	Total Investments: 99.56% (Cost $8,376,586)		8,203,099
	Net Other Assets and Liabilities: 0.44%		36,272
	Net Assets: 100.00%		$8,239,371

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Portfolio of Investments (Note 1)

Forward Growth Allocation Fund

September 30, 2015 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 99.78%
31,037	Forward Commodity Long/Short Strategy Fund—Class Z(a)	2.47%	$568,598
52,077	Forward Credit Analysis Long/Short Fund—Institutional Class	1.68%	386,410
47,082	Forward Dynamic Income Fund—Institutional Class	5.06%	1,167,152
84,261	Forward EM Corporate Debt Fund—Institutional Class	2.88%	663,979
288,185	Forward Emerging Markets Fund—Institutional Class	11.05%	2,547,553
87,795	Forward Frontier Strategy Fund—Class Z	3.33%	766,446
21,724	Forward High Yield Bond Fund—Class Z	0.86%	197,474
1,242,424	Forward International Dividend Fund—Institutional Class	35.58%	8,199,998
68,923	Forward International Real Estate Fund—Institutional Class	4.09%	943,551
200,885	Forward Investment Grade Fixed-Income Fund—Class Z	9.63%	2,219,774
55,520	Forward Real Estate Fund—Institutional Class	3.47%	799,492
47,739	Forward Select Opportunity Fund—Institutional Class	4.76%	1,097,513
91,032	Forward Total MarketPlus Fund—Class Z	14.92%	3,440,081
	Total Affiliated Investment Companies (Cost $23,841,858)		22,998,021
	Total Investments: 99.78% (Cost $23,841,858)		22,998,021
	Net Other Assets and Liabilities: 0.22%		51,824
	Net Assets: 100.00%		$23,049,845

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Portfolio of Investments (Note 1)

Forward Growth & Income Allocation Fund

September 30, 2015 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 99.29%
71,838	Forward Commodity Long/Short Strategy Fund—Class Z(a)	7.08%	$1,316,069
66,035	Forward Credit Analysis Long/Short Fund—Institutional Class	2.64%	489,981
38,591	Forward Dynamic Income Fund—Institutional Class	5.15%	956,665
116,841	Forward EM Corporate Debt Fund—Institutional Class	4.96%	920,706
58,124	Forward Frontier Strategy Fund—Class Z	2.73%	507,425
25,464	Forward High Yield Bond Fund—Class Z	1.25%	231,465
846,444	Forward International Dividend Fund—Institutional Class	30.08%	5,586,527
20,303	Forward International Real Estate Fund—Institutional Class	1.50%	277,946
272,780	Forward Investment Grade Fixed-Income Fund—Class Z	16.23%	3,014,216
16,625	Forward Real Estate Fund—Institutional Class	1.29%	239,396
103,874	Forward Select EM Dividend Fund—Institutional Class	9.04%	1,678,600
39,796	Forward Select Opportunity Fund—Institutional Class	4.92%	914,911
61,049	Forward Total MarketPlus Fund—Class Z	12.42%	2,307,035
	Total Affiliated Investment Companies (Cost $19,335,784)		18,440,942
	Total Investments: 99.29% (Cost $19,335,784)		18,440,942
	Net Other Assets and Liabilities: 0.71%		131,708
	Net Assets: 100.00%		$18,572,650

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Portfolio of Investments (Note 1)

Forward Income Builder Fund

September 30, 2015 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 94.25%
180,045	Forward Credit Analysis Long/Short Fund—Institutional Class	11.24%	$1,335,932
373,558	Forward EM Corporate Debt Fund—Institutional Class	24.78%	2,943,641
2,366	Forward Global Dividend Fund—Institutional Class	0.21%	24,678
321,663	Forward High Yield Bond Fund—Class Z	24.61%	2,923,915
179,475	Forward International Dividend Fund—Institutional Class	9.97%	1,184,538
6,440	Forward Investment Grade Fixed-Income Fund—Class Z	0.60%	71,161
12,467	Forward Real Estate Fund—Institutional Class	1.51%	179,519
93,847	Forward Select EM Dividend Fund—Institutional Class	12.76%	1,516,568
42,561	Forward Select Income Fund—Institutional Class	8.57%	1,018,484
	Total Affiliated Investment Companies (Cost $12,232,073)		11,198,436
	Total Investments: 94.25% (Cost $12,232,073)		11,198,436
	Net Other Assets and Liabilities: 5.75%		683,044
	Net Assets: 100.00%		$11,881,480

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Multi-Strategy Fund

September 30, 2015 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 98.37%
111,080	Forward International Dividend Fund—Institutional Class	13.68%	$733,127
25,707	Forward Investment Grade Fixed-Income Fund—Class Z	5.30%	284,058
25,696	Forward Total MarketPlus Fund—Class Z	18.13%	971,042
196,627	Salient Risk Parity Fund—Class I	30.20%	1,618,240
145,472	Salient Trend Fund—Class I	31.06%	1,664,195
	Total Affiliated Investment Companies (Cost $5,404,471)		5,270,662
	Total Investments: 98.37% (Cost $5,404,471)		5,270,662
	Net Other Assets and Liabilities: 1.63%		87,454
	Net Assets: 100.00%		$5,358,116

Percentages are stated as a percent of net assets.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2015

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP. The Portfolio of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on September 30, 2015.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day. If there have been no sales that day, such securities or contracts are valued at the average of the last reported bid and ask prices for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued either at the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask prices. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average of the latest bid and ask prices; and (b) maturity of 60 days or less, at amortized cost.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. To the extent that such securities do not trade on a valuation day and the last bid and ask prices are not available, the securities may be valued using matrix pricing or similar valuation methods from the Funds’ independent pricing vendors. Bonds that do not trade regularly tend to be less liquid, and their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded.

If the Funds’ independent pricing vendors do not provide valuation information for swap contracts or structured notes held by a Fund, such swap contracts and structured notes may be valued by Forward Management, LLC, the Investment Advisor of the Funds (the “Advisor” or “Forward Management”) based on information from the structuring firm or issuer.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If quotes are not available from an independent pricing vendor or dealers, over-the-counter futures and options on futures contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. If there has been no sale that day, such securities are valued at the average of the last reported bid and ask prices on the valuation day for long positions or ask prices for short positions. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities.

Portfolio securities that are traded on foreign securities exchanges are generally valued at the last reported sale or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the normal trading day of the NYSE, normally 4:00 p.m. Eastern Time. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include: analysis of recent public transactions in securities or assets of the same class or that are highly similar; analysis of recent private transactions in securities or assets of the same class or that are highly similar; analysis of information that provides a reasonable basis for valuation, such as appraisals, analysts’ reports, and valuation models; and cost, if other valuation methods are not available.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Debt Securities: Debt securities are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., an issuer may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Lower rated debt securities, such as high-yield/high-risk bonds, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated debt securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations. The value of debt securities may fall when interest rates rise. Given the current historically low interest rate environment, the risks associated with rising interest rates are heightened and future increases in interest rates may result in periods of dramatic volatility and may negatively impact the value of debt securities. The liquidity of the market for debt securities may decrease during periods of increased volatility. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt securities may result in those broker-dealers restricting their market making activities for certain debt securities, which may reduce the liquidity and increase the volatility of such debt securities.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold and, thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in tranches of CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity-Linked Notes: Certain Funds may invest in commodity-linked notes, which are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. The value of these notes will rise and fall in response to changes in the underlying commodity, related index or reference asset. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index, and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange-Traded Funds (“ETFs”): Certain Funds may invest in ETFs, which are funds whose shares are traded on a national securities exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the net asset value of the ETF.

Foreign Securities: Certain Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. These risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Forward Commitments: Certain Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when-issued,” “delayed-delivery,” “forward commitment,” or “TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery. A Fund will not engage in these transactions for investment leverage.

When-issued securities involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

Each Fund may enter into to-be-announced (“TBA”) sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an equivalent deliverable security or an offsetting TBA purchase commitment deliverable on or before the sale commitment date is held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above. The contract is adjusted to market value daily, and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date into which the commitment was entered.

Government-Sponsored Enterprises (“GSEs”): Certain Funds may invest in GSEs, which are privately-owned corporations created by the U.S. Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy, such as homeowners, students, and farmers. Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government, and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in a MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of units of a MLP may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in a MLP than investors in a corporation, and conflicts of interest may exist among unit holders and the general partner of a MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unit holders who are required to report their allocable share of a MLP’s taxable income. A MLP’s distribution to unit holders may exceed the unit holder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in a MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Mortgage-Related and Other Asset-Backed Securities: Certain Funds may invest in mortgage-related and other asset-backed securities. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are paid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

Real Estate Investment Trusts (“REITs”): Certain Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. There is no guarantee that the REITs held by the Funds will continue to pay dividends. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As of September 30, 2015 the Forward Real Estate Long/Short Fund and the Forward Select Income Fund held securities sold short with a market value of $4,665,853 and $70,950,000, respectively. No other Funds held securities sold short as of September 30, 2015.

Stripped Mortgage-Backed Securities: Certain Funds may invest in stripped mortgage-backed securities that are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of IO and PO stripped mortgage-backed securities may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Structured Notes: Certain Funds may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund also bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

A highly liquid secondary market may not exist for the structured notes in which a Fund may invest, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for a Fund to sell the structured notes it holds at an acceptable price or accurately value such notes. The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2015:

Investments in Securities	Level 1	Level 2	Level 3	Total
Forward Commodity Long/Short Strategy Fund
Agency Pass-Through Securities(a)	—	$4,919,280	—	$4,919,280
Asset-Backed Securities	—	1,106,579	—	1,106,579
Collateralized Mortgage Obligations	—	653,003	—	653,003
Corporate Bonds(a)	—	4,686,581	—	4,686,581
Municipal Bonds	—	5,240,076	—	5,240,076
U.S. Treasury Bonds & Notes	—	6,598,256	—	6,598,256

Total	—	$23,203,775	—	$23,203,775

Forward Credit Analysis Long/Short Fund
Corporate Bonds(a)	—	$1,017,778	—	$1,017,778
Municipal Bonds(a)	—	83,683,108	—	83,683,108
U.S. Treasury Bonds & Notes	—	6,901,153	—	6,901,153
Short-Term Securities	—	4,199,759	—	4,199,759

Total	—	$95,801,798	—	$95,801,798

Forward Dynamic Income Fund
Common Stocks(a)	$11,949,766	—	—	$11,949,766
Exchange-Traded Funds	210,720	—	—	210,720
Limited Partnerships(a)	607,000	—	—	607,000
Preferred Stocks(a)	2,334,542	—	—	2,334,542

Total	$15,102,028	—	—	$15,102,028

Forward EM Corporate Debt Fund
Foreign Government Obligations(a)	—	$12,987,834	—	$12,987,834
Asset-Backed Securities(a)	—	7,645,338	—	7,645,338
Contingent Convertible Securities(a)	—	1,857,500	—	1,857,500
Corporate Bonds(a)	—	224,776,879	—	224,776,879

Total	—	$247,267,551	—	$247,267,551

Forward Emerging Markets Fund
Common Stocks(a)	$6,296,558	—	—	$6,296,558
Loan Participation Notes(a)	—	$526,919	—	526,919
Warrants(a)	7,919	—	—	7,919

Total	$6,304,477	$526,919	—	$6,831,396

Forward Frontier Strategy Fund
Exchange-Traded Funds	$1,761,057	—	—	$1,761,057
Agency Pass-Through Securities(a)	—	$18,460,672	—	18,460,672
Asset-Backed Securities	—	3,508,305	—	3,508,305
Collateralized Mortgage Obligations(a)	—	10,565,352	—	10,565,352
Corporate Bonds(a)	—	15,114,613	—	15,114,613
Municipal Bonds	—	6,761,198	—	6,761,198
U.S. Treasury Bonds & Notes	—	17,631,630	—	17,631,630

Total	$1,761,057	$72,041,770	—	$73,802,827

Forward Global Dividend Fund
Common Stocks(a)	$9,529,126	—		$9,529,126
Limited Partnerships(a)	114,943	—	—	114,943
Preferred Stocks(a)	134,970	—	—	134,970
Warrants(a)	14,473	—	—	14,473
Collateralized Mortgage Obligations(a)	—	$77,195	—	77,195

Total	$9,793,512	$77,195	—	$9,870,707

Forward Global Infrastructure Fund
Common Stocks(a)	$40,547,824	—	—	$40,547,824
Limited Partnerships(a)	684,125	—	—	684,125
Loan Participation Notes(a)	—	$578,768	—	578,768
Preferred Stocks(a)	1,002,216	—	—	1,002,216

Total	$42,234,165	$578,768	—	$42,812,933

Forward High Yield Bond Fund
Corporate Bonds(a)	—	$126,388,550	—	$126,388,550

Total	—	$126,388,550	—	$126,388,550

Forward International Dividend Fund
Common Stocks(a)	$220,159,331	—	—	$220,159,331
Loan Participation Notes(a)	—	$10,743,174	—	10,743,174
Preferred Stocks(a)	5,795,787	—	—	5,795,787
Warrants(a)	442,869	—	—	442,869
Collateralized Mortgage Obligations(a)	—	2,050,534	—	2,050,534
Corporate Bonds(a)	—	7,193,377	—	7,193,377

Total	$226,397,987	$19,987,085	—	$246,385,072

Forward International Real Estate Fund
Common Stocks
Japan	$10,454,274	$383,362	—	$10,837,636
Other(a)	41,720,064	—	—	41,720,064
Warrants(a)	830,982	—	—	830,982

Total	$53,005,320	$383,362	—	$53,388,682

Forward International Small Companies Fund
Common Stocks(a)	$160,645,287	—	—	$160,645,287
Exchange-Traded Funds(a)	6,620,922	—	—	6,620,922
Preferred Stocks(a)	1,404,667	—	—	1,404,667
Rights(a)	1,216	—	—	1,216

Total	$168,672,092	—	—	$168,672,092

Forward Investment Grade Fixed-Income Fund
Exchange-Traded Funds	$4,391,657	—	—	$4,391,657
U.S. Treasury Bonds & Notes	—	$4,752,298	—	4,752,298

	$4,391,657	$4,752,298	—	$9,143,955

Forward Real Estate Fund
Common Stocks(a)	$49,951,671	—	—	$49,951,671

Total	$49,951,671	—	—	$49,951,671

Forward Real Estate Long/Short Fund
Common Stocks
REITs-Healthcare	$3,941,596	$812,500	—	$4,754,096
REITs-Hotels	2,991,617	631,350	—	3,622,967
Other(a)	54,241,868	—	—	54,241,868
Convertible Preferred Stocks
REITs-Hotels	1,365,650	908,480	—	2,274,130
Preferred Stocks(a)	6,436,216	—	—	6,436,216
Corporate Bonds(a)	—	855,250	—	855,250
Convertible Corporate Bonds(a)	—	750,469	—	750,469

Total	$68,976,947	$3,958,049	—	$72,934,996

Forward Select EM Dividend Fund
Common Stocks(a)	$33,466,741	—	—	$33,466,741
Loan Participation Notes(a)	—	$278,960	—	278,960
Collateralized Mortgage Obligations(a)	—	752,855	—	752,855
Corporate Bonds(a)	—	716,339	—	716,339

Total	$33,466,741	$1,748,154	—	$35,214,895

Forward Select Income Fund
Common Stocks
REITs-Apartments	$22,792,001	$4,074,070	—	$26,866,071
REITs-Healthcare	35,929,000	25,593,750	—	61,522,750
REITs-Residential	30,861,720	4,317,500	—	35,179,220
Other(a)	373,737,664	—	—	373,737,664
Convertible Preferred Stocks
REITs-Hotels	25,804,279	58,142,720	—	83,946,999
Other(a)	56,105,756	—	—	56,105,756
Preferred Stocks(a)	688,552,916	—	—	688,552,916
Contingent Convertible Securities(a)	—	15,376,050	—	15,376,050

Corporate Bonds(a)	—	34,569,088	—	34,569,088
Convertible Corporate Bonds(a)	—	31,713,281	—	31,713,281

Total	$1,233,783,336	$173,786,459	—	$1,407,569,795

Forward Select Opportunity Fund
Common Stocks
REITs-Hotels	—	$1,894,050	—	$1,894,050
Other(a)	$10,680,164	—	—	10,680,164
Exchange-Traded Funds	1,127,868	—	—	1,127,868
Preferred Stocks(a)	4,524,686	—	—	4,524,686
Contingent Convertible Securities(a)	—	1,433,564	—	1,433,564
Corporate Bonds(a)	—	1,901,119	—	1,901,119
Convertible Corporate Bonds(a)	—	1,000,625	—	1,000,625

Total	$16,332,718	$6,229,358	—	$22,562,076

Forward Tactical Growth Fund
Exchange-Traded Funds	$124,341,233	—	—	$124,341,233

Total	$124,341,233	—	—	$124,341,233

Forward Total MarketPlus Fund
Exchange-Traded Funds	$14,637,161	—	—	$14,637,161
Agency Pass-Through Securities(a)	—	$3,177,636	—	3,177,636

Total	$14,637,161	$3,177,636	—	$17,814,797

Forward Balanced Allocation Fund
Affiliated Investment Companies	$8,203,099	—	—	$8,203,099

Total	$8,203,099	—	—	$8,203,099

Forward Growth & Income Allocation Fund
Affiliated Investment Companies	$18,440,942	—	—	$18,440,942

Total	$18,440,942	—	—	$18,440,942

Forward Growth Allocation Fund
Affiliated Investment Companies	$22,998,021	—	—	$22,998,021

Total	$22,998,021	—	—	$22,998,021

Forward Income Builder Fund
Affiliated Investment Companies	$11,198,436	—	—	$11,198,436

Total	$11,198,436	—	—	$11,198,436

Forward Multi-Strategy Fund
Affiliated Investment Companies	$5,270,662	—	—	$5,270,662

Total	$5,270,662	—	—	$5,270,662

(a)	For detailed descriptions of sector, industry, country or state, see the accompanying Portfolio of Investments.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Forward Commodity Long/Short Strategy Fund
Liabilities
Total Return Swap Contracts	—	$(287,746)	—	$(287,746)

Total	—	$(287,746)	—	$(287,746)

Forward Credit Analysis Long/Short Fund
Liabilities
Futures Contracts	$(139,662)	—	—	$(139,662)

Total	$(139,662)	—	—	$(139,662)

Forward Emerging Markets Fund
Liabilities
Futures Contracts	$(23,636)	—	—	$(23,636)

Total	$(23,636)	—	—	$(23,636)

Forward Frontier Strategy Fund
Liabilities
Total Return Swap Contracts	—	$(15,895,864)	—	$(15,895,864)

Total	—	$(15,895,864)	—	$(15,895,864)

Forward International Dividend Fund
Liabilities
Futures Contracts	$(467,055)	—	—	$(467,055)

Total	$(467,055)	—	—	$(467,055)

Forward Real Estate Long/Short Fund
Liabilities
Securities Sold Short
Common Stocks	$(4,323,553)	—	—	$(4,323,553)
Exchange-Traded Funds	(342,300)	—	—	(342,300)
Written Options	(4,200)	—	—	(4,200)

Total	$(4,670,053)	—	—	$(4,670,053)

Forward Select EM Dividend Fund
Assets
Futures Contracts	$58,678	—	—	$58,678

Total	$58,678	—	—	$58,678

Forward Select Income Fund
Liabilities
Securities Sold Short
Exchange-Traded Funds	$(70,950,000)	—	—	$(70,950,000)

Total	$(70,950,000)	—	—	$(70,950,000)

Forward Tactical Enhanced Fund
Assets
Futures Contracts	$52,175	—	—	$52,175

Total	$52,175	—	—	$52,175

Forward Total MarketPlus Fund
Assets
Total Return Swap Contracts	—	$—	—	$—

Total	—	$—	—	$—

(a)	Other financial instruments are derivative instruments reflected in the schedules to the Portfolio of Investments, such as swap contracts, short sales, written options and futures contracts.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. As of September 30, 2015 the only transfers of securities from Level 2 to Level 1 were for the Forward Global Dividend Fund, the Forward International Dividend Fund, the Forward International Real Estate Fund and the Forward International Small Companies Fund due to the utilization of a fair valuation model provided by the Funds’ independent pricing vendor at December 31, 2014. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model, and the value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. No other Funds had transfers from Level 1 and Level 2 securities.

As of September 30, 2015, the Funds did not have transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward currency contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Currency Contracts: Certain Funds invest in forward currency contracts to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward currency contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency into which it will exchange. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. As of September 30, 2015, the Funds held no forward currency contracts.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As of September 30, 2015, the Funds had outstanding unrealized gain/(loss) on futures contracts as follows:

Fund	Unrealized Gain/(Loss) on Futures Contracts at 09/30/15
Forward Credit Analysis Long/Short Fund	$(139,662)
Forward Emerging Markets Fund	(23,636)
Forward International Dividend Fund	(467,055)
Forward Select EM Dividend Fund	58,678
Forward Tactical Enhanced Fund	52,175

No other Funds held futures contracts as of September 30, 2015.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust the risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase, or proceeds from the sale, in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. As of September 30, 2015, the Forward Real Estate Long/Short Fund held written options with a market value of $4,200. No other Funds held purchased or written options as of September 30, 2015.

Written option activity for the nine months ended September 30, 2015 was as follows:

	WRITTEN PUT OPTIONS
Forward Tactical Growth Fund	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2014	(2,500)	$(493,750)

Options written	—	—
Options exercised or closed	2,500	493,750
Options expired	—	—

Outstanding, September 30, 2015	—	$—

	WRITTEN CALL OPTIONS
Forward Real Estate Long/Short Fund	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2014	(284)	$(56,164)

Options written	(130)	(16,105)
Options exercised or closed	384	68,060
Options expired	—	—

Outstanding, September 30, 2015	(30)	$(4,209)

Swaps: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Code may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the Portfolio of Investments.

As of September 30, 2015, the Forward Commodity Long/Short Strategy Fund, the Forward Frontier Strategy Fund and the Forward Total MarketPlus Fund invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. Swap agreements held at September, 30 2015 are disclosed in the Portfolio of Investments. No other Funds held swap agreements as of September 30, 2015.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant.

The leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of September 30, 2015, the value of warrants held by the Funds was as follows:

Fund	Value of Warrants at 9/30/15
Forward Emerging Markets Fund	$7,919
Forward Global Dividend Fund	14,473
Forward International Dividend Fund	442,869

No other Funds held warrants as of September 30, 2015.

Cash Management Transactions: The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (FDIC) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

Commodity Futures Trading Commission Regulation: The Forward Commodity Long/Short Strategy Fund and the Fund’s wholly-owned subsidiary, the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., is subject to regulation as a commodity pool under the Commodity Exchange Act pursuant to rules enacted by the Commodity Futures Trading Commission (the “CFTC”). The Advisor has registered with the CFTC as a Commodity Pool Operator and is a member of the National Futures Association. As a result, additional CFTC mandated disclosure, reporting and recordkeeping obligations are in effect with respect to this Fund. Compliance with the CFTC’s ongoing regulatory compliance requirements could increase the Fund’s expenses, adversely affecting its total return.

Leverage: The Forward Dynamic Income Fund, the Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund, the Forward Select Income Fund and the Forward Select Opportunity Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Funds may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Funds’ portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

The Forward Dynamic Income Fund, the Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund, the Forward Select Income Fund and the Forward Select Opportunity Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). The Funds are charged interest of 1.20% above the one-month LIBOR for borrowing under these agreements.

The Forward International Dividend Fund, the Forward Real Estate Long/Short Fund and the Forward Select Income Fund also maintain separate lines of credit with Société Générale. For borrowings under this agreement, the funds are charged interest of 0.95% above the one-month LIBOR. Additionally, if the borrowed amount by a Fund is below 80% of the Fund’s facility limit, the Fund is charged a commitment fee of 0.35% per annum on the amount between the facility limit and borrowed amount.

The Forward Dynamic Income Fund did not borrow under its line of credit agreement during the nine months ended September 30, 2015. The Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund, the Forward Select Income Fund and the Forward Select Opportunity Fund have each pledged a portion of its investment securities as the collateral for their lines of credit. As of September 30, 2015, the value of the investment securities pledged as collateral and the borrowed amounts on the lines of credit were as follows:

Fund	Collateral Pledged	Borrowed Amounts
Forward EM Corporate Debt Fund	$77,308,285	$—
Forward International Dividend Fund	66,356,501	25,295,425
Forward Real Estate Long/Short Fund	16,431,862	6,308,558
Forward Select Income Fund	582,342,372	231,755,003
Forward Select Opportunity Fund	9,782,746	3,519,375

Investments in a Wholly-Owned Subsidiary: The Forward Commodity Long/Short Strategy Fund seeks exposure to the commodity markets primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Forward Management acts as Investment Advisor to the Fund and to the Subsidiary. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code, and recent IRS rulings. If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from a Fund’s investment in its Subsidiary does not constitute qualifying income, and if such positions were upheld, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, a Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments, which might result in difficulty in implementing its investment strategy.

Basis for Consolidation for the Forward Commodity Long/Short Strategy Fund: The Subsidiary, a Cayman Islands exempted company, was incorporated on October 12, 2010 as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives. As a wholly-owned subsidiary of the Fund, all assets, liabilities, income and expenses of the portfolio are consolidated in the financial statements and financial highlights of the Fund. As of September 30, 2015, net assets of the Forward Commodity Long/Short Strategy Fund were $34,927,883 of which $7,014,911 or 20.08% represented the Fund’s ownership of all issued shares and voting rights of the Fund’s Subsidiary.

In addition, the Advisor has filed for and received no-action relief from the CFTC that permits consolidation of the financial statements for the Forward Commodity Long/Short Strategy Fund and its Subsidiary.

2. Tax Basis Information

Tax Basis of Investments: As of September 30, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Forward Balanced Allocation Fund	$8,524,330	$272,650	$(593,881)	$(321,231)
Forward Commodity Long/Short Strategy Fund	23,032,248	192,852	(21,325)	171,527
Forward Credit Analysis Long/Short Fund	94,339,908	2,037,322	(575,432)	1,461,890
Forward Dynamic Income Fund	15,337,879	421,215	(657,066)	(235,851)
Forward EM Corporate Debt Fund	281,922,568	3,128,507	(37,783,524)	(34,655,017)
Forward Emerging Markets Fund	7,867,119	650,946	(1,686,669)	(1,035,723)
Forward Frontier Strategy Fund	74,006,804	10,969	(214,946)	(203,977)
Forward Global Dividend Fund	9,027,086	1,821,402	(977,781)	843,621
Forward Global Infrastructure Fund	47,426,543	2,482,254	(7,095,864)	(4,613,610)
Forward Growth & Income Allocation Fund	19,890,064	149,122	(1,598,244)	(1,449,122)
Forward Growth Allocation Fund	23,987,471	634,544	(1,623,994)	(989,450)
Forward High Yield Bond Fund	134,296,929	—	(7,908,379)	(7,908,379)
Forward Income Builder Fund	12,430,702	—	(1,232,266)	(1,232,266)
Forward International Dividend Fund	254,073,607	23,115,894	(30,804,429)	(7,688,535)
Forward International Real Estate Fund	58,611,702	1,521,772	(6,744,792)	(5,223,020)
Forward International Small Companies Fund	149,188,180	29,325,994	(9,842,082)	19,483,912
Forward Investment Grade Fixed-Income Fund	9,105,575	75,988	(37,608)	38,380
Forward Multi-Strategy Fund	5,404,471	28,995	(162,804)	(133,809)
Forward Real Estate Fund	42,883,889	10,783,673	(3,715,891)	7,067,782
Forward Real Estate Long/Short Fund	68,369,585	11,356,685	(6,791,274)	4,565,411
Forward Select EM Dividend Fund	42,713,970	2,318,775	(9,817,850)	(7,499,075)

Forward Select Income Fund	1,328,061,873	159,640,901	(80,132,979)	79,507,922
Forward Select Opportunity Fund	24,723,617	432,612	(2,594,153)	(2,161,541)
Forward Tactical Enhanced Fund	—	—	—	—
Forward Tactical Growth Fund	128,076,859	—	(3,735,626)	(3,735,626)
Forward Total MarketPlus Fund	17,856,085	104,177	(145,465)	(41,288)

Capital Losses: Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. As of December 31, 2014, the following Funds had available for Federal income tax purposes unused capital losses that may be used to offset future realized capital gains as follows:

Fund	Expiring In 2015(a)	Expiring In 2016(a)	Expiring In 2017(a)	Expiring In 2018(a)	Short- Term(b)	Long- Term(b)	Total
Forward Balanced Allocation Fund	$—	$—	$—	$—	$652,224	$1,899,641	$2,551,865
Forward Commodity Long/Short Strategy Fund	—	—	—	—	301,290	265,025	566,315
Forward Credit Analysis Long/Short Fund	—	—	—	—	66,050,124	28,265,020	94,315,144
Forward EM Corporate Debt Fund	—	—	51,786	—	9,033,478	8,579,156	17,664,420
Forward Emerging Markets Fund	—	—	—	—	1,174,976	—	1,174,976
Forward Global Infrastructure Fund	—	3,342,497	30,182,432	24,061,967	—	—	57,586,896
Forward Growth & Income Allocation Fund	—	—	—	—	529,608	4,141,711	4,671,319
Forward Growth Allocation Fund	—	—	—	—	841,754	5,360,795	6,202,549
Forward International Dividend Fund(c)	—	—	2,145,728	—	12,559,462	—	14,705,190
Forward International Real Estate Fund	319,827	67,712,152	60,639,639	3,986,802	8,765,171	5,647,229	147,070,820
Forward International Small Companies Fund	—	21,339,116	179,253,577	—	—	—	200,592,693
Forward Investment Grade Fixed-Income Fund	—	1,479,849	—	7,106,398	2,564	4,332,992	12,921,803
Forward Multi-Strategy Fund	—	—	—	—	791,378	2,477,287	3,268,665
Forward Real Estate Fund(c)	—	1,123,334	—	—	—	—	1,123,334
Forward Real Estate Long/Short Fund	—	53,630,252	107,182,629	—	—	—	160,812,881
Forward Select EM Dividend Fund	—	—	—	—	7,260,625	—	7,260,625

(a)	Capital losses incurred prior to December 31, 2010 under pre-enactment law.
(b)	Capital losses incurred after December 31, 2010 under the Act and not subject to expiration.
(c)	Subject to limitations under §382 of the Code.

The Funds elect to defer to the period ending December 31, 2015 capital losses and late year ordinary losses recognized during the period November 1, 2014 to December 31, 2014 in the amount of:

Fund	Capital Losses Total	Ordinary Losses Total
Forward Balanced Allocation Fund	$6,065	$—
Forward Dynamic Income Fund	110,953	—
Forward EM Corporate Debt Fund	193,270	768,260
Forward Emerging Markets Fund	32,712	38,131
Forward Frontier Strategy Fund	5,480,666	—
Forward Global Dividend Fund	3,566	18,817
Forward Global Infrastructure Fund	425,532	145,778
Forward Growth & Income Allocation Fund	22,114	—
Forward Growth Allocation Fund	81,962	—
Forward High Yield Bond Fund	153,423	—
Forward Income Builder Fund	49,895	—
Forward International Dividend Fund	2,218,788	917,314
Forward International Real Estate Fund	843,830	—
Forward International Small Companies Fund	591,346	167,695
Forward Investment Grade Fixed-Income Fund	2,401,487	—
Forward Multi-Strategy Fund	2,517	—
Forward Real Estate Long/Short Fund	341,374	33,611
Forward Select EM Dividend Fund	2,817,150	213,848
Forward Select Opportunity Fund	59,152	1,536
Forward Tactical Enhanced Fund	890,025	—

3. Affiliated Companies

As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control.

During the nine months ended September 30, 2015, the Forward Select Income Fund owned 5% or more of the outstanding voting securities of the securities identified in the table below. The purchases, sales, dividend income, realized capital gains, shares and value of investment of the Forward Select Income Fund in affiliated companies for the nine months ended September 30, 2015 were as follows:

Security Name	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 09/30/2015	Dividend Income	Realized Gain/(Loss)
Common Stocks
Armada Hoffler Properties, Inc. (a)	1,320,000	—	(1,065,000)	255,000	$2,491,350	$525,715	$(1,591,192)
Campus Crest Communities, Inc.	3,714,500	500	—	3,715,000	19,763,800	—	—
National Storage Affiliates Trust	—	2,120,900	(900)	2,120,000	28,726,000	721,106	166
Peak Resorts, Inc.	1,183,171	—	(600)	1,182,571	8,147,914	325,372	(1,218)
Trade Street Residential, Inc.	2,307,000	—	(2,307,000)	—	—	623,650	(696,023)

Total					$59,129,064	$2,195,843	$(2,288,267)

(a)	This security no longer met the definition of an affiliated company as of September 30, 2015.

The Forward Balanced Allocation Fund, the Forward Growth & Income Fund, the Forward Growth Allocation Fund, the Forward Income Builder Fund and the Forward Multi-Strategy Fund (collectively, the “Allocation Funds”) may invest in certain securities that are considered affiliated companies as they share the same Board of Trustees and/or are managed by subsidiaries of Salient Partners, L.P. The purchases, sales, dividend income, realized capital gains, shares and value of investment of each Allocation Fund in affiliated companies for the nine months ended September 30, 2015 were as follows:

Forward Balanced Allocation Fund
INVESTMENT COMPANIES	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 09/30/2015	Dividend Income	Realized Gain/(Loss)(a)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	36,096	6,514	(11,394)	31,216	$571,872	$—	$(18,244)
Forward Frontier Strategy Fund	24,163	11,824	(17,495)	18,492	161,435	—	(9,428)
Forward High Yield Bond Fund	25,998	3,600	(10,323)	19,275	175,209	8,678	1,056
Forward Investment Grade Fixed-Income Fund	239,223	15,591	(55,055)	199,759	2,207,340	31,850	38,680
Forward Total MarketPlus Fund	36,420	4,234	(21,276)	19,378	732,302	—	82,078
Forward Funds — Institutional Class shares
Forward Credit Analysis Long/Short Fund	93,320	—	(51,046)	42,274	313,670	9,843	3,476
Forward Dynamic Income Fund	20,522	960	(4,016)	17,466	432,984	26,515	(2,629)
Forward EM Corporate Debt Fund	102,144	22,989	(41,618)	83,515	658,098	34,990	(28,712)
Forward International Dividend Fund	222,869	121,299	(73,468)	270,700	1,786,618	73,525	7,440
Forward International Real Estate Fund	10,822	5,540	(6,489)	9,873	135,168	4,250	(10,480)
Forward Real Estate Fund	8,802	14,828	(16,732)	6,898	99,326	947	17,315
Forward Select EM Dividend Fund	65,495	23,498	(56,274)	32,719	528,745	25,085	(162,486)
Forward Select Opportunity Fund	21,078	2,058	(5,723)	17,413	400,332	10,468	1,948

Total					$8,203,099	$226,151	$(79,986)

Forward Growth & Income Allocation Fund
INVESTMENT COMPANIES	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 09/30/2015	Dividend Income	Realized Gain/(Loss)(a)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	83,953	16,930	(29,045)	71,838	$1,316,069	$—	$(32,406)
Forward Frontier Strategy Fund	64,533	28,502	(34,911)	58,124	507,425	—	(20,226)
Forward High Yield Bond Fund	29,005	5,166	(8,707)	25,464	231,465	12,047	18
Forward Investment Grade Fixed-Income Fund	318,011	42,510	(87,741)	272,780	3,014,216	46,012	(9,230)
Forward Total MarketPlus Fund	103,760	15,835	(58,546)	61,049	2,307,035	—	(11,192)
Forward Funds — Institutional Class shares
Forward Credit Analysis Long/Short Fund	123,320	3,291	(60,576)	66,035	489,981	14,539	2,648
Forward Dynamic Income Fund	45,153	2,373	(8,935)	38,591	956,665	60,999	(9,480)
Forward EM Corporate Debt Fund	135,231	31,059	(49,449)	116,841	920,706	50,334	(37,574)
Forward International Dividend Fund	642,102	380,485	(176,143)	846,444	5,586,527	233,871	15,576
Forward International Real Estate Fund	26,161	4,962	(10,820)	20,303	277,946	8,958	(19,809)
Forward Real Estate Fund	22,015	10,011	(15,401)	16,625	239,396	2,617	12,710
Forward Select EM Dividend Fund	188,970	85,176	(170,272)	103,874	1,678,600	80,728	(522,439)
Forward Select Opportunity Fund	44,385	4,115	(8,704)	39,796	914,911	24,353	2,407

Total					$18,440,942	$534,458	$(628,997)

Forward Growth Allocation Fund
INVESTMENT COMPANIES	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 09/30/2015	Dividend Income	Realized Gain/(Loss)(a)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	34,653	4,298	(7,914)	31,037	$568,598	$—	$(15,491)
Forward Frontier Strategy Fund	107,175	50,631	(70,011)	87,795	766,446	—	(27,358)
Forward High Yield Bond Fund	24,829	5,120	(8,225)	21,724	197,474	9,563	837
Forward Investment Grade Fixed-Income Fund	235,300	44,857	(79,272)	200,885	2,219,774	33,886	(19,774)
Forward Total MarketPlus Fund	146,187	22,983	(78,138)	91,032	3,440,081	—	50,193
Forward Funds — Institutional Class shares
Forward Credit Analysis Long/Short Fund	88,393	13,373	(49,689)	52,077	386,410	10,451	1,983
Forward Dynamic Income Fund	54,112	2,686	(9,716)	47,082	1,167,152	75,094	(10,407)
Forward EM Corporate Debt Fund	102,579	28,218	(46,536)	84,261	663,979	36,701	(34,757)
Forward Emerging Markets Fund	—	293,847	(5,662)	288,185	2,547,553	—	(679)
Forward International Dividend Fund	929,359	552,672	(239,607)	1,242,424	8,199,998	344,156	(11,221)
Forward International Real Estate Fund	75,865	6,757	(13,699)	68,923	943,551	28,505	(25,059)
Forward Real Estate Fund	63,594	16,567	(24,641)	55,520	799,492	8,238	28,360
Forward Select EM Dividend Fund	274,069	125,473	(399,542)	—	—	111,342	(1,436,765)
Forward Select Opportunity Fund	58,647	981	(11,889)	47,739	1,097,513	30,029	2,280

Total					$22,998,021	$687,965	$(1,497,858)

Forward Income Builder Fund
INVESTMENT COMPANIES	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 09/30/2015	Dividend Income	Realized Gain/(Loss)(a)
Forward Funds — Class Z shares
Forward High Yield Bond Fund	169,240	403,040	(250,617)	321,663	$2,923,915	$139,184	$(111,836)
Forward Investment Grade Fixed-Income Fund	—	10,969	(4,529)	6,440	71,161	170	453
Forward Funds — Institutional Class shares
Forward Credit Analysis Long/Short Fund	216,654	1,042,524	(1,079,133)	180,045	1,335,932	9,470	13,670
Forward EM Corporate Debt Fund	449,678	27,144	(103,264)	373,558	2,943,641	183,488	(124,401)
Forward Global Dividend Fund	—	7,239	(4,873)	2,366	24,678	44	(487)
Forward Global Infrastructure Fund	76,457	—	(76,457)	—	—	—	(68,047)
Forward International Dividend Fund	221,138	866,730	(908,393)	179,475	1,184,538	115,987	(345,258)
Forward Real Estate Fund	102,723	12,467	(102,723)	12,467	179,519	725	101,696
Forward Select EM Dividend Fund	—	271,987	(178,140)	93,847	1,516,568	12,376	(269,288)
Forward Select Income Fund	157,773	38,579	(153,791)	42,561	1,018,484	89,048	71,320

Total					$11,198,436	$550,492	$(732,178)

Forward Multi-Strategy Fund
INVESTMENT COMPANIES	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 09/30/2015	Dividend Income	Realized Gain/(Loss)(a)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	19,495	—	(19,495)	—	$—	$—	$(8,296)
Forward Investment Grade Fixed-Income Fund	—	28,968	(3,261)	25,707	284,058	801	(98)
Forward Frontier Strategy Fund	76,421	—	(76,421)	—	—	—	(33,245)
Forward Total MarketPlus Fund	—	31,668	(5,972)	25,696	971,042	—	10,916
Forward Funds — Institutional Class shares
Forward Credit Analysis Long/Short Fund	20,188	—	(20,188)	—	—	1,018	(404)
Forward Dynamic Income Fund	67,321	17,136	(84,457)	—	—	76,292	(33,714)
Forward EM Corporate Debt Fund	10,834	46,458	(57,292)	—	—	17,249	(31,352)
Forward Emerging Markets Fund	257,118	—	(257,118)	—	—	—	(535,201)
Forward Equity Long/Short Fund(b)	37,331	—	(37,331)	—	—	68,901	(112,148)
Forward Global Infrastructure Fund	19,678	—	(19,678)	—	—	4,062	(7,018)
Forward International Dividend Fund	231,514	—	(120,434)	111,080	733,127	65,713	(78,847)
Forward International Real Estate Fund	25,919	—	(25,919)	—	—	7,907	(56,395)
Forward Real Estate Long/Short Fund	54,205	—	(54,205)	—	—	5,610	191,647
Forward Select Income Fund	31,086	—	(31,086)	—	—	16,781	(42,830)
Forward Select Opportunity Fund	34,050	—	(34,050)	—	—	11,167	(47,228)
Forward Tactical Enhanced Fund	80,513	—	(80,513)	—	—	—	(311,682)
Forward Tactical Growth Fund	—	17,117	(17,117)	—	—	—	(29,612)
Salient Funds — Class I shares
Salient Alternative Beta Fund(c)	—	267,161	(267,161)	—	—	—	(78,312)
Salient Risk Parity Fund	—	202,622	(5,995)	196,627	1,618,240	—	(300)
Salient Trend Fund	—	163,664	(18,192)	145,472	1,664,195	—	2,183

Total					$5,270,662	$275,501	$(1,201,936)

(a)	Includes net realized gains on affiliated investments and long-term capital gain distributions received from the affiliated underlying funds.
(b)	Effective close of business on April 24, 2015, the Forward Equity Long/Short Fund was liquidated per the terms of the Board approved plan of liquidation.
(c)	Effective close of business on September 3, 2015, the Salient Alternative Beta Fund was liquidated per the terms of the Board approved plan of liquidation.

4. Subsequent Events

The following information applies to the Forward Global Dividend Fund only:

Liquidation of Forward Global Dividend Fund: On September 22, 2015, the Board of Trustees of Forward Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved the liquidation of the Forward Global Dividend Fund (the “Fund”), a series of the Trust. The Fund was liquidated pursuant to a Board-approved Plan of Liquidation on November 17, 2015 (the “Liquidation Date”). On the Liquidation Date, the Fund distributed pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate.

The following information applies to the Forward Select EM Dividend Fund only:

Liquidation of Forward Select EM Dividend Fund: On September 22, 2015, the Board of Trustees of Forward Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved the liquidation of the Forward Select EM Dividend Fund (the “Fund”), a series of the Trust. The Fund will be liquidated pursuant to a Board-approved Plan of Liquidation on or around December 15, 2015 (the “Liquidation Date”). On the Liquidation Date, the Fund will distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate.

The following information applies to the Forward Tactical Enhanced Fund only:

Liquidation of Tactical Enhanced Fund: On September 22, 2015, the Board of Trustees of Forward Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved the liquidation of the Forward Tactical Enhanced Fund (the “Fund”), a series of the Trust. The Fund will be liquidated pursuant to a Board-approved Plan of Liquidation on or around December 23, 2015 (the “Liquidation Date”). On the Liquidation Date, the Fund will distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate.

The following information applies to the Forward Growth & Income Allocation Fund, Forward Multi-Strategy Fund and Forward Growth Allocation Builder Fund (each a “Fund” and collectively, the “Funds”) only:

At the September 22-23, 2015 meeting of the Board of Trustees of the Trust, the Trustees, including all of the Independent Trustees, approved a form of Agreement and Plan of Reorganization (“Reorganization Agreement”) that provides for the reorganization of the Forward Growth & Income Allocation Fund and the Forward Multi-Strategy Fund, each a series of the Trust, with and into the Forward Growth Allocation Fund, another series of the Trust (the “Reorganization”). The Reorganization does not require shareholder approval and is expected to occur on or about January 22, 2016 or on such later date as the officers of the Trust determine (the “Reorganization Date”). As of the close of business on the Reorganization Date, pursuant to the Reorganization Agreement, each shareholder of Investor Class, Institutional Class, Class A and Class C shares of the Forward Growth & Income Allocation Fund and/or the Forward Multi-Strategy Fund will become the owner of the number of corresponding full and fractional shares of the Forward Growth Allocation Fund, having an equal aggregate net asset value.

The following information applies to the Forward Balanced Allocation Fund and Forward Income Builder Fund (each a “Fund” and collectively, the “Funds”) only:

At the September 22-23, 2015 meeting of the Board of Trustees of the Trust, the Trustees, including all of the Independent Trustees, approved a form of Agreement and Plan of Reorganization that provides for the reorganization of the Forward Balanced Allocation Fund, a series of the Trust, with and into the Forward Income Builder Fund, another series of the Trust. The Reorganization does not require shareholder approval and is expected to occur on or about January 22, 2016 or on such later date as the officers of the Trust determine (the “Reorganization Date”). As of the close of business on the Reorganization Date, pursuant to the Reorganization Agreement, each shareholder of Investor Class, Institutional Class, Class A and Class C shares of the Forward Balanced Allocation Fund will become the owner of the number of corresponding full and fractional shares of the Forward Income Builder Fund, having an equal aggregate net asset value.

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ John A. Blaisdell
John A. Blaisdell President

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John A. Blaisdell
John A. Blaisdell President

Date:	November 24, 2015

By:	/s/ Barbara H. Tolle
Barbara H. Tolle Treasurer

Date:	November 24, 2015